UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of Registrant as specified in charter)

60 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

60 Wall Street

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: May 31, 2011

Date of reporting period: November 30, 2011

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMI-ANNUAL REPORT

November 30, 2011

Unaudited

DBX ETF Trust

db-X MSCI Brazil Currency-Hedged Equity Fund

db-X MSCI Canada Currency-Hedged Equity Fund

db-X MSCI EAFE Currency-Hedged Equity Fund

db-X MSCI Emerging Markets Currency-Hedged Equity Fund

db-X MSCI Japan Currency-Hedged Equity Fund

DBX ETF Trust

TO OUR SHAREHOLDERS:

Dear Shareholder,

We are pleased to present this Semi-Annual Report for db-X ETF Trust, which covers the period from June 9, 2011 (commencement of operations) through November 30, 2011.

During the semi-annual period, global equity markets pulled back sharply in the late summer months and remained depressed through November due to concerns over the sovereign debt crisis in Europe and the potential for renewed weakness in the global economy. While equities declined, the US dollar strengthened as measured by the DXY Index, an index measuring the value of the dollar against a basket of currencies including the Euro, Great British pound, Japanese yen, Canadian dollar, Swedish krona and the Swiss franc.

The db-X MSCI Brazil Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil US Dollar Hedged Index. The MSCI Brazil US Dollar Hedged Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real. For the period June 9, 2011 (commencement of operations) to November 30, 2011, the db-X MSCI Brazil Currency-Hedged Equity Shares returned -11.08%* based on changes in its NAV, compared with the MSCI Brazil US Dollar Hedged Index return of -8.53%.

The db-X MSCI Canada Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Canada US Dollar Hedged Index. The MSCI Canada US Dollar Hedged Index is designed to provide exposure to Canadian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Canadian dollar. For the period June 9, 2011 (commencement of operations) to November 30, 2011, the db-X MSCI Canada Currency-Hedged Equity Shares returned -7.24%* based on changes in its NAV, compared with the MSCI Canada US Dollar Hedged Index return of -6.92%.

The db-X MSCI EAFE Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index. The MSCI EAFE US Dollar Hedged Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. As of November 30, 2011, the MSCI EAFE US Dollar Hedged Index included securities from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For the period June 9, 2011 (commencement of operations) to November 30, 2011, the db-X MSCI EAFE Currency-Hedged Equity Shares returned -10.16%* based on changes in its NAV, compared with the MSCI EAFE US Dollar Hedged Index return of -10.56%.

The db-X MSCI Emerging Markets Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM US Dollar Hedged Index. The MSCI EM US Dollar Hedged Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. As of November 30, 2011, the MSCI EM US Dollar Hedged Index included securities from the following 21 countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. For the period June 9, 2011 (commencement of operations) to November 30, 2011, the db-X MSCI Emerging Markets Currency-Hedged Equity Shares returned -9.48%* based on changes in its Net Asset Value (“NAV”), compared with the MSCI EM US Dollar Hedged Index return of -11.24%.

The db-X MSCI Japan Currency-Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index. The MSCI Japan US Dollar Hedged Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

For the period June 9, 2011 (commencement of operations) to November 30, 2011, the db-X MSCI Japan Currency-Hedged Equity Shares returned -9.08%* based on changes in its NAV, compared with the MSCI Japan US Dollar Hedged Index return of -10.70%.

Deutsche Bank, a leading global banking institution, has managed and operated a successful and growing platform of exchange-traded products since 2006. Our team at Deutsche Bank values the trust that you have placed in us and we look forward to meeting your investment needs by continuing to offer innovative index-driven strategies.

Very truly yours,

Alex Depetris Chairman, President and Chief Executive Officer

* Performance quoted represents past performance, assumes reinvestment of all dividends and capital gains distributions at NAV, and does not guarantee future results. The NAV return is based on the changes in a Fund’s per share NAV for the period(s) indicated. The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current performance may be higher or lower than the performance quoted. Performance data for the most recent month end may be obtained by visiting www.dbxetf.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

DBX ETF Trust

FEES AND EXPENSES

As a shareholder of one or more of the funds of the DBX ETF Trust (each, a “Fund” and collectively, the “Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period June 9, 2011* and held through the period ended November 30, 2011.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 9, 2011*	Ending Account Value November 30, 2011	Annualized Expense Ratio based on the number of days in the period	Expenses Paid During the Period(1) June 9, 2011* to November 30, 2011
db-X MSCI Brazil Currency-Hedged Equity Fund
Actual	$1,000.00	$889.20	1.22%	$5.48
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	1.22%	$6.16
db-X MSCI Canada Currency-Hedged Equity Fund
Actual	$1,000.00	$927.60	1.10%	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	1.10%	$5.50
db-X MSCI EAFE Currency-Hedged Equity Fund
Actual	$1,000.00	$898.40	0.61%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.95	0.61%	$3.08
db-X MSCI Emerging Markets Currency-Hedged Equity Fund
Actual	$1,000.00	$905.20	1.27%	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	1.27%	$6.41
db-X MSCI Japan Currency-Hedged Equity Fund
Actual	$1,000.00	$909.20	1.09%	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	1.09%	$5.50

* Commencement of investment operations.

(1) Actual expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 9, 2011 to November 30, 2011. Actual expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 174 days and then dividing the result by 366. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the results by 183 days and then dividing the result by 366.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Brazil Currency-Hedged Equity Fund

November 30, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 43.5%
Basic Materials — 8.9%
Cia Siderurgica Nacional SA	6,300	$51,387
Fibria Celulose SA	2,000	15,174
MMX Mineracao e Metalicos SA*	2,100	7,467
Ultrapar Participacoes SA	2,800	49,268
Usinas Siderurgicas de Minas Gerais SA	1,700	16,733
Vale SA	11,200	257,959

		397,988

Communications — 1.0%
B2W Cia Global Do Varejo	600	3,368
Tele Norte Leste Participacoes SA	600	6,556
Tim Participacoes SA	7,171	33,508

		43,432

Consumer, Cyclical — 1.9%
Brookfield Incorporacoes SA	2,300	7,555
Cia Hering	1,000	21,180
Lojas Renner SA	1,000	29,972
MRV Engenharia e Participacoes SA	2,800	18,039
Rossi Residencial SA	1,400	7,719

		84,465

Consumer, Non-cyclical — 9.2%
Amil Participacoes SA	1,000	9,290
Anhanguera Educacional Participacoes SA	1,200	11,613
BRF — Brasil Foods SA	5,600	109,315
CCR SA	7,600	48,541
Cielo SA	2,100	55,917
Cosan SA Industria e Comercio	1,200	17,851
Diagnosticos da America SA	2,300	16,662
Ecorodovias Infraestrutura e Logistica SA	1,600	11,776
Hypermarcas SA	2,700	12,169
JBS SA*	7,300	24,019
Localiza Rent a Car SA	1,100	16,667
Marfrig Alimentos SA	1,400	6,364
Natura Cosmeticos SA	1,400	28,103
Souza Cruz SA	3,200	40,594

		408,881

Energy — 9.4%
OGX Petroleo e Gas Participacoes SA*	11,100	85,689
Petroleo Brasileiro SA	25,100	334,786

		420,475

Financials — 9.1%
Banco do Brasil SA	4,900	65,574
Banco Santander Brasil SA	5,500	42,306
BM&FBovespa SA	16,700	91,242
BR Malls Participacoes SA	3,400	34,426
CETIP SA — Balcao Organizado de Ativos e Derivativos	1,800	26,179
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,800	23,272
Gafisa SA	4,100	12,175
Odontoprev SA	900	12,492
PDG Realty SA Empreendimentos e Participacoes	9,600	35,674

	Number of Shares	Value

Financials (Continued)
Porto Seguro SA	900	$9,327
Redecard SA	2,800	47,225
Sul America SA	1,000	7,299

		407,191

Industrial — 1.6%
All America Latina Logistica SA	4,300	20,426
Duratex SA	2,000	10,164
Embraer SA	4,700	29,395
Multiplan Empreendimentos Imobiliarios SA	600	12,011

		71,996

Technology — 0.3%
Totvs SA	700	12,619

Utilities — 2.1%
Centrais Eletricas Brasileiras SA	2,000	18,326
Cia de Saneamento Basico do Estado de Sao Paulo	900	24,880
CPFL Energia SA	1,600	20,261
EDP — Energias do Brasil SA	700	14,942
Tractebel Energia SA	1,100	17,166

		95,575

TOTAL COMMON STOCKS (Cost $2,333,445)		1,942,622

PREFERRED STOCKS — 50.9%
Basic Materials — 11.3%
Braskem SA	1,300	10,057
Gerdau SA	7,400	55,243
Klabin SA	4,100	16,370
Metalurgica Gerdau SA, Class A	2,300	21,775
Suzano Papel e Celulose SA	1,400	5,543
Usinas Siderurgicas de Minas Gerais SA	3,900	22,343
Vale Fertilizantes SA	800	10,945
Vale SA	16,900	364,756

		507,032

Communications — 2.5%
Brasil Telecom SA	2,500	14,931
Tele Norte Leste Participacoes SA	2,200	20,450
Telefonica Brasil SA	2,500	67,464
Telemar Norte Leste SA	300	7,134

		109,979

Consumer, Cyclical — 1.0%
Gol Linhas Aereas Inteligentes SA	900	6,719
Lojas Americanas SA	3,000	25,050
TAM SA	600	11,490

		43,259

Consumer, Non-cyclical — 5.4%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	800	29,264
Cia de Bebidas das Americas	6,400	213,764

		243,028

Diversified — 2.6%
Itausa — Investimentos Itau SA	19,800	115,514

See Notes to Financial Statements.	4

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Brazil Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Energy — 9.7%
Petroleo Brasileiro SA	35,600	$434,087

Financials — 14.7%
Banco Bradesco SA	16,400	268,716
Banco do Estado do Rio Grande do Sul	1,200	12,801
Bradespar SA	1,900	34,830
Itau Unibanco Holding SA	19,200	338,696

		655,043

Utilities — 3.7%
AES Tiete SA	1,000	13,631
Centrais Eletricas Brasileiras SA	1,900	24,733
Cia de Transmissao de Energia Electrica Paulista	300	8,292
Cia Energetica de Minas Gerais	3,300	56,608
Cia Energetica de Sao Paulo	1,500	26,137
Cia Paranaense de Energia	1,000	20,179
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	800	14,488

		164,068

TOTAL PREFERRED STOCKS (Cost $2,656,242)		2,272,010

TOTAL INVESTMENTS —94.4% (Cost $4,989,687)		$4,214,632
Other assets less liabilities — 5.6%		249,497

NET ASSETS — 100.0%		$4,464,129

As of November 30, 2011, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/5/2011	BRL	7,907,000	USD	4,600,035	$232,742
The Bank of New York Mellon	12/5/2011	BRL	769,000	USD	440,587	15,843
The Bank of New York Mellon	12/5/2011	BRL	379,785	USD	209,884	116
The Bank of New York Mellon	1/4/2012	BRL	8,059,000	USD	4,418,554	(1,359)
The Bank of New York Mellon	12/5/2011	USD	434,631	BRL	759,300	(15,245)
The Bank of New York Mellon	12/5/2011	USD	28,647	BRL	50,000	(1,030)
The Bank of New York Mellon	12/5/2011	USD	4,364,933	BRL	7,866,700	(19,899)
The Bank of New York Mellon	12/5/2011	USD	210,000	BRL	379,785	(232)
The Bank of New York Mellon	1/4/2012	USD	208,558	BRL	379,785	(268)

						$210,668

Currency Abbreviations

BRL – Brazilian Real

USD – U.S. Dollar

* Non-Income producing securities.

See Notes to Financial Statements.	5

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Canada Currency-Hedged Equity Fund

November 30, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.7%
Basic Materials — 21.9%
Agnico-Eagle Mines Ltd.	600	$26,907
Agrium, Inc.	550	38,604
Barrick Gold Corp.	3,650	193,423
Cameco Corp.	1,400	26,519
Centerra Gold, Inc.	600	13,389
Eldorado Gold Corp.	2,000	36,316
First Quantum Minerals Ltd.	1,800	36,355
Franco-Nevada Corp.	500	21,173
Goldcorp, Inc.	2,950	158,932
IAMGOLD Corp.	1,400	28,303
Inmet Mining Corp.	200	11,724
Ivanhoe Mines Ltd.*	1,000	21,570
Kinross Gold Corp.	4,200	59,132
New Gold, Inc.*	1,600	17,915
Osisko Mining Corp.*	1,300	14,364
Pan American Silver Corp.	400	10,416
Potash Corp. of Saskatchewan, Inc.	3,150	137,310
Silver Wheaton Corp.	1,300	43,756
Sino-Forest Corp.* (Hong Kong)	900	—
Teck Resources Ltd., Class B	2,150	78,732
Yamana Gold, Inc.	2,700	45,532

		1,020,372

Communications — 4.4%
BCE, Inc.	1,000	39,218
Bell Aliant, Inc.	300	8,062
Rogers Communications, Inc., Class B	1,450	53,766
Shaw Communications, Inc., Class B	1,400	28,921
TELUS Corp.	200	10,834
TELUS Corp. — Non Vote	600	30,807
Thomson Reuters Corp.	1,300	35,191

		206,799

Consumer, Cyclical — 2.9%
Alimentation Couche Tard, Inc., Class B	500	14,363
Canadian Tire Corp. Ltd., Class A	300	19,001
Gildan Activewear, Inc.	400	9,616
Magna International, Inc., Class A	800	28,543
Shoppers Drug Mart Corp.	800	33,296
Tim Hortons, Inc.	600	30,413

		135,232

Consumer, Non-cyclical — 2.9%
Empire Co. Ltd., Class A	150	9,000
George Weston Ltd.	200	13,234
Loblaw Cos. Ltd.	400	14,511
Metro, Inc., Class A	400	20,217
Ritchie Bros Auctioneers, Inc.	400	8,318
Saputo, Inc.	500	18,623
Valeant Pharmaceuticals International, Inc.*	1,050	48,591

		132,494

Energy — 25.1%
ARC Resources Ltd.	1,100	27,588
Athabasca Oil Sands Corp.*	1,100	12,737
Baytex Energy Corp.	400	20,589
Bonavista Energy Corp.	500	13,104

	Number of Shares	Value

Energy (Continued)
Canadian Natural Resources Ltd.	4,000	$150,243
Canadian Oil Sands Ltd.	1,750	36,803
Cenovus Energy, Inc.	2,775	92,804
Crescent Point Energy Corp.	900	39,134
Enbridge, Inc.	2,700	95,669
EnCana Corp.	2,650	53,392
Enerplus Corp.	700	18,290
Husky Energy, Inc.	1,300	32,374
Imperial Oil Ltd.	1,150	49,182
MEG Energy Corp.*	500	21,898
Nexen, Inc.	1,900	31,650
Niko Resources Ltd.	200	10,151
Pacific Rubiales Energy Corp.	1,000	21,383
Pembina Pipeline Corp.	700	20,418
Pengrowth Energy Corp.	1,200	12,354
Penn West Petroleum Ltd.	1,800	33,037
Precision Drilling Corp.*	900	10,403
Progress Energy Resources Corp.	700	9,903
Suncor Energy, Inc.	5,700	171,680
Talisman Energy, Inc.	3,700	50,642
Tourmaline Oil Corp.*	450	13,479
TransCanada Corp.	2,550	107,206
Vermilion Energy, Inc.	300	14,018

		1,170,131

Financial — 28.6%
Bank of Montreal	2,360	138,044
Bank of Nova Scotia	4,040	204,188
Brookfield Asset Management, Inc., Class A	2,050	57,262
Brookfield Office Properties, Inc. (United States)	1,000	14,775
Canadian Imperial Bank of Commerce	1,450	103,652
CI Financial Corp.	600	12,059
Fairfax Financial Holdings Ltd.	75	30,663
Great-West Lifeco, Inc.	1,100	21,095
H&R Real Estate Investment Trust REIT	300	6,853
IGM Financial, Inc.	400	16,986
Industrial Alliance Insurance & Financial Services, Inc.	300	7,771
Intact Financial Corp.	500	27,894
Manulife Financial Corp.	6,600	71,114
National Bank of Canada	600	39,025
Onex Corp.	400	13,683
Power Corp. of Canada	1,200	26,225
Power Financial Corp.	900	21,645
RioCan Real Estate Investment Trust REIT	500	12,506
Royal Bank of Canada	5,330	246,968
Sun Life Financial, Inc.	2,050	37,103
Toronto-Dominion Bank (The)	3,070	221,231

		1,330,742

Industrial — 5.3%
Bombardier, Inc., Class B	5,200	19,272
CAE, Inc.	1,000	9,961
Canadian National Railway Co.	1,650	127,590
Canadian Pacific Railway Ltd.	600	36,155
Finning International, Inc.	600	13,730
SNC-Lavalin Group, Inc.	550	26,962

See Notes to Financial Statements.	6

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Canada Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Viterra, Inc.	1,400	$14,303

		247,973

Technology — 1.3%
CGI Group, Inc., Class A*	900	16,545
Open Text Corp.*	200	11,403
Research In Motion Ltd.*	1,700	30,635

		58,583

Utilities — 1.3%
Canadian Utilities Ltd., Class A	300	18,286
Fortis, Inc.	700	22,998
TransAlta Corp.	800	17,248

		58,532

TOTAL COMMON STOCKS (Cost $4,858,288)		4,360,858

TOTAL INVESTMENTS — 93.7% (Cost $4,858,288)		$4,360,858
Other assets less liabilities — 6.3%		295,507

NET ASSETS — 100.0%		$4,656,365

As of November 30, 2011, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
S&P/TSX 60 IX Futures	2	$272,366	12/15/2011	$(1,426)

As of November 30, 2011, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/5/2011	CAD	4,612,000	USD	4,639,671	$118,493
The Bank of New York Mellon	12/5/2011	CAD	72,000	USD	70,981	399
The Bank of New York Mellon	1/5/2012	CAD	4,450,000	USD	4,372,755	13,941
The Bank of New York Mellon	12/5/2011	USD	78,652	CAD	80,000	(227)
The Bank of New York Mellon	12/5/2011	USD	4,632,000	CAD	4,710,053	(14,700)

						$117,906

* Non-Income producing securities.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	7

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund

November 30, 2011 (Unaudited)

	Number of Shares	Value

FOREIGN COMMON STOCKS — 96.2%
Australia — 7.3%
AMP Ltd.	13,070	$57,882
ASX Ltd.	532	16,883
Australia & New Zealand Banking Group Ltd.	8,127	172,669
BHP Billiton Ltd.	10,128	379,465
Caltex Australia Ltd.	1,400	19,084
Commonwealth Bank of Australia	4,844	242,561
Computershare Ltd.	427	3,598
Crown Ltd.	2,094	18,096
CSL Ltd.	1,947	63,485
Iluka Resources Ltd.	1,400	22,592
Leighton Holdings Ltd.	2,094	45,061
Macquarie Group Ltd.	1,996	49,996
MAP Group*	4,888	17,531
Metcash Ltd.	4,188	17,553
National Australia Bank Ltd.	6,795	170,145
Newcrest Mining Ltd.	2,248	82,010
Orica Ltd.	1,100	29,431
Origin Energy Ltd.	4,083	61,592
QBE Insurance Group Ltd.	3,741	53,585
Rio Tinto Ltd.	1,281	87,230
Santos Ltd.	4,629	64,731
SP AusNet	16,753	16,507
Telstra Corp. Ltd.	21,551	70,810
Wesfarmers Ltd.	3,105	99,697
Westfield Group REIT	7,446	64,310
Westpac Banking Corp.	9,373	204,773
Woodside Petroleum Ltd.	1,834	63,930
Woolworths Ltd.	3,864	99,470
Worleyparsons Ltd.	588	16,149

		2,310,826

Austria — 0.4%
Erste Group Bank AG*	2,094	36,328
OMV AG	322	10,693
Raiffeisen Bank International AG	700	16,640
Verbund AG, Class A	700	18,693
Vienna Insurance Group AG Wiener Versicherung Gruppe	700	25,086
Voestalpine AG	700	20,356

		127,796

Belgium — 0.9%
Anheuser-Busch InBev NV	2,542	152,004
Bekaert SA	700	27,817
Colruyt SA	700	26,510
Groupe Bruxelles Lambert SA	100	7,126
Solvay SA	200	18,774
UCB SA	700	29,283
Umicore SA	400	17,221

		278,735

Denmark — 1.2%
AP Moller — Maersk A/S, Class A	7	45,614
AP Moller — Maersk A/S, Class B	7	47,976
Carlsberg A/S, Class B	609	44,816
Danske Bank A/S*	3,361	46,930

	Number of Shares	Value

Denmark (Continued)
DSV A/S	700	$13,634
Novo Nordisk A/S, Class B	1,345	152,685
Novozymes A/S, Class B	700	22,451
TDC A/S	1,400	11,575

		385,681

Finland — 0.7%
Fortum OYJ	2,122	48,817
Kone OYJ, Class B	476	26,810
Neste Oil OYJ	700	8,756
Nokia OYJ	11,137	64,368
Nokian Renkaat OYJ	700	23,187
Sampo OYJ, Class A	2,122	55,434
Sanoma OYJ	700	8,458
Wartsila OYJ Abp	56	1,840

		237,670

France — 9.4%
Aeroports de Paris	700	51,196
Air Liquide SA	874	110,588
Alstom SA	1,162	40,237
Arkema SA	200	14,445
AXA SA	5,105	73,920
BNP Paribas SA	2,922	116,320
Bouygues SA	600	19,556
Bureau Veritas SA	700	51,867
Carrefour SA	1,701	45,290
Christian Dior SA	112	14,505
Cie de St-Gobain	1,169	49,569
Cie Generale de Geophysique — Veritas*	700	16,197
Cie Generale des Etablissements Michelin, Class B	770	49,086
Cie Generale d’Optique Essilor International SA	861	61,550
CNP Assurances	2,794	37,605
Credit Agricole SA	4,650	29,891
Danone	1,793	118,379
Dassault Systemes SA	700	57,316
EDF SA	800	21,820
Eutelsat Communications SA	700	27,201
France Telecom SA	5,731	98,921
GDF Suez	3,813	106,901
Gecina SA REIT	700	60,460
Iliad SA	700	85,527
JCDecaux SA*	700	18,195
Klepierre REIT	700	20,324
Lafarge SA	1,057	38,636
Lagardere SCA	700	17,048
Legrand SA	525	16,994
L’Oreal SA	707	76,522
LVMH Moet Hennessy Louis Vuitton SA	802	126,277
Natixis	12,565	36,497
Pernod-Ricard SA	700	66,037
PPR	413	61,890
Renault SA	600	22,482
Sanofi	3,464	242,295
Schneider Electric SA	1,442	81,998
SCOR SE	700	16,721
Societe BIC SA	700	62,147

See Notes to Financial Statements.	8

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

France (Continued)
Societe Generale SA*	1,869	$45,664
Sodexo	287	20,873
Suez Environnement Co.	2,794	35,483
Technip SA	301	28,679
Total SA	6,564	338,656
Unibail-Rodamco SE REIT	315	58,720
Vallourec SA	329	22,587
Vinci SA	1,309	58,521
Vivendi SA	3,934	90,742

		2,962,335

Germany — 8.3%
Adidas AG	945	66,643
Allianz SE	1,433	148,924
BASF SE	2,865	209,298
Bayer AG	2,596	170,820
Bayerische Motoren Werke AG	973	73,761
Beiersdorf AG	308	17,645
Celesio AG	700	11,193
Commerzbank AG*	14,835	27,883
Continental AG*	277	19,667
Daimler AG	2,851	129,702
Deutsche Bank AG (a)	2,848	111,281
Deutsche Boerse AG*	896	54,975
Deutsche Lufthansa AG	2,794	36,225
Deutsche Post AG	3,776	57,076
Deutsche Telekom AG	8,652	112,344
E.ON AG	5,503	136,220
Fraport AG Frankfurt Airport Services Worldwide	700	39,866
Fresenius Medical Care AG & Co. KGaA	966	66,225
Fresenius SE & Co. KGaA	665	64,045
GEA Group AG	500	14,800
Hannover Rueckversicherung AG	700	36,544
Heidelbergcement AG	371	15,653
Hochtief AG	700	40,170
Infineon Technologies AG	6,150	51,126
K+S AG	882	48,028
Kabel Deutschland Holding AG*	700	38,912
Lanxess AG	300	16,829
Linde AG	497	76,594
MAN SE	504	43,680
Merck KGaA	140	13,936
Muenchener Rueckversicherungs AG	553	69,888
RWE AG	1,267	52,523
SAP AG	2,890	173,052
Siemens AG	2,550	258,059
Suedzucker AG	700	22,300
ThyssenKrupp AG	1,463	37,789
Volkswagen AG	88	13,403
Wacker Chemie AG	343	32,835

		2,609,914

Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA	2,094	32,129
Hellenic Telecommunications Organization SA	1,400	5,922

		38,051

	Number of Shares	Value

Hong Kong — 3.5%
AIA Group Ltd.	25,200	$79,206
Cathay Pacific Airways Ltd.	35,000	63,235
Cheung Kong Holdings Ltd.	7,000	80,106
CLP Holdings Ltd.	10,500	93,303
Galaxy Entertainment Group Ltd.*	13,100	26,005
Hang Lung Properties Ltd.	20,600	62,496
Hong Kong Exchanges & Clearing Ltd.	3,500	57,788
Hutchison Whampoa Ltd.	7,000	61,385
Kerry Properties Ltd.	14,000	48,753
Li & Fung Ltd.	26,400	54,851
Link REIT (The)	7,100	25,576
MTR Corp.	21,000	69,279
New World Development Co. Ltd.	49,000	41,900
Power Assets Holdings Ltd.	4,400	32,968
Sands China Ltd.*	8,200	24,426
Shangri-La Asia Ltd.	12,900	23,979
Sino Land Co. Ltd.	14,740	18,592
Sun Hung KAI Properties Ltd.	8,000	99,415
Swire Pacific Ltd., Class A	2,300	28,047
Wheelock & Co. Ltd.	21,000	56,086
Wynn Macau Ltd.	16,800	49,356

		1,096,752

Ireland — 0.9%
CRH PLC	3,305	63,095
Experian PLC	5,441	72,356
Shire PLC	2,255	75,831
WPP PLC	5,814	61,126

		272,408

Israel — 0.5%
Bank Hapoalim BM	3,221	11,076
Israel Chemicals Ltd.	1,400	15,077
Teva Pharmaceutical Industries Ltd.	2,989	118,494

		144,647

Italy — 2.0%
A2A SpA	9,771	10,239
Assicurazioni Generali SpA	3,431	56,978
Autogrill SpA	1,400	14,602
Banca Monte dei Paschi di Siena SpA	14,659	4,925
Banco Popolare SC	5,364	6,446
Enel Green Power SpA	6,283	14,096
Enel SpA	19,303	82,249
ENI SpA	7,542	159,727
Intesa Sanpaolo SpA	29,543	49,071
Luxottica Group SpA	700	19,969
Mediaset SpA	3,494	10,329
Mediobanca SpA	1,400	9,046
Pirelli & C SpA	1,400	13,245
Prysmian SpA	700	9,568
Saipem SpA	1,330	59,510
Telecom Italia SpA	49,855	56,442
Unicredit SpA*	39,558	41,314
Unione DI Banche Italiane SCPA	2,416	9,853

		627,609

See Notes to Financial Statements.	9

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Japan — 20.3%
Aisin Seiki Co. Ltd.	700	$21,152
Asahi Kasei Corp.	800	4,853
Astellas Pharma, Inc.	2,100	80,947
Bank of Yokohama Ltd. (The)	7,000	33,396
Bridgestone Corp.	3,500	81,101
Canon, Inc.	3,700	165,990
Central Japan Railway Co.	7	56,088
Chubu Electric Power Co., Inc.	2,100	39,977
Chugai Pharmaceutical Co. Ltd.	700	10,694
Chugoku Electric Power Co., Inc. (The)	1,400	23,993
Credit Saison Co. Ltd.	2,100	38,454
Dai-ichi Life Insurance Co. Ltd. (The)	28	31,236
Daikin Industries Ltd.	700	20,614
Daiwa Securities Group, Inc.	7,000	23,521
Denso Corp.	2,100	60,152
Dentsu, Inc.	700	20,362
East Japan Railway Co.	1,400	85,751
Eisai Co. Ltd.	700	27,025
Electric Power Development Co. Ltd.	700	17,664
FamilyMart Co. Ltd.	700	27,922
FANUC Corp.	800	131,438
FUJIFILM Holdings Corp.	1,400	33,979
Hitachi Chemical Co. Ltd.	700	13,514
Hitachi Ltd.	14,000	77,685
Hokkaido Electric Power Co., Inc.	1,400	18,885
Hokuriku Electric Power Co.	1,400	25,194
Honda Motor Co. Ltd.	5,100	161,844
Hoya Corp.	1,400	29,819
Isetan Mitsukoshi Holdings Ltd.	2,100	20,557
Isuzu Motors Ltd.	21,000	99,078
ITOCHU Corp.	7,000	71,137
Japan Tobacco, Inc.	23	110,372
JGC Corp.	700	17,642
JSR Corp.	700	13,648
Jupiter Telecommunications Co. Ltd.	7	6,804
JX Holdings, Inc.	11,200	71,228
Kansai Electric Power Co., Inc. (The)	2,400	35,951
Kao Corp.	1,700	44,990
KDDI Corp.	15	99,387
Keikyu Corp.	1,500	13,172
Keio Corp.	1,800	12,214
Keyence Corp.	100	25,587
Kobe Steel Ltd.	35,000	55,889
Komatsu Ltd.	2,800	71,657
Kuraray Co. Ltd.	3,500	50,229
Kyocera Corp.	700	62,832
Kyushu Electric Power Co., Inc.	1,400	19,430
Lawson, Inc.	700	41,456
Makita Corp.	700	24,488
McDonald’s Holdings Co. Japan Ltd.	700	18,782
Mitsubishi Chemical Holdings Corp.	4,300	24,981
Mitsubishi Corp.	4,200	86,828
Mitsubishi Electric Corp.	7,000	66,265
Mitsubishi Estate Co. Ltd.	8,000	133,546
Mitsubishi Gas Chemical Co., Inc.	1,000	5,955
Mitsubishi Heavy Industries Ltd.	14,200	59,625
Mitsubishi Materials Corp.	28,000	78,801

	Number of Shares	Value

Japan (Continued)
Mitsubishi Tanabe Pharma Corp.	2,100	$32,627
Mitsubishi UFJ Financial Group, Inc.	39,700	173,886
Mitsui & Co. Ltd.	5,500	86,778
Mitsui Fudosan Co. Ltd.	500	8,109
Mizuho Financial Group, Inc.	73,100	96,231
MS&AD Insurance Group Holdings	1,400	27,484
Murata Manufacturing Co. Ltd.	700	41,481
NGK Insulators Ltd.	7,000	76,852
Nidec Corp.	300	27,399
Nikon Corp.	1,100	25,756
Nintendo Co. Ltd.	800	121,790
Nippon Electric Glass Co. Ltd.	7,000	72,328
Nippon Steel Corp.	28,000	67,971
Nippon Telegraph & Telephone Corp.	2,300	113,433
Nissan Motor Co. Ltd.	7,700	70,712
Nissin Foods Holdings Co. Ltd.	700	26,908
Nitori Holdings Co. Ltd.	700	65,433
Nitto Denko Corp.	500	20,783
Nomura Holdings, Inc.	14,700	48,828
NTT Data Corp.	7	21,761
NTT DoCoMo, Inc.	49	86,610
Odakyu Electric Railway Co. Ltd.	2,000	18,929
OJI Paper Co. Ltd.	1,600	7,976
Omron Corp.	600	12,847
Oriental Land Co. Ltd.	700	72,879
ORIX Corp.	350	29,531
Otsuka Holdings Co. Ltd.	2,800	76,844
Panasonic Corp.	6,900	66,190
Rakuten, Inc.	21	22,532
Resona Holdings, Inc.	5,600	25,082
Rinnai Corp.	700	53,251
Rohm Co. Ltd.	300	14,371
Sankyo Co. Ltd.	700	34,990
Secom Co. Ltd.	700	31,571
Sega Sammy Holdings, Inc.	700	14,315
Sekisui Chemical Co. Ltd.	1,000	7,514
Sekisui House Ltd.	1,800	15,818
Seven & I Holdings Co. Ltd.	2,800	78,176
Shikoku Electric Power Co., Inc.	700	19,595
Shimamura Co. Ltd.	700	66,534
Shin-Etsu Chemical Co. Ltd.	1,400	70,384
Shiseido Co. Ltd.	1,100	20,443
Shizuoka Bank Ltd. (The)	7,000	72,568
SMC Corp.	200	33,219
Softbank Corp.	3,000	101,323
Sony Corp.	3,200	58,966
Sony Financial Holdings, Inc.	700	11,578
Sumco Corp.*	700	5,935
Sumitomo Corp.	5,600	74,749
Sumitomo Mitsui Financial Group, Inc.	4,400	122,385
Sumitomo Mitsui Trust Holdings, Inc.	7,000	21,449
Sumitomo Realty & Development Co. Ltd.	1,100	21,819
Suzuki Motor Corp.	700	14,905
T&D Holdings, Inc.	2,100	20,465
Taisho Pharmaceutical Co. Ltd.*	834	55,808
Takeda Pharmaceutical Co. Ltd.	2,300	94,470
TDK Corp.	400	20,439

See Notes to Financial Statements.	10

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Japan (Continued)
Terumo Corp.	500	$24,356
Tobu Railway Co. Ltd.	3,200	16,211
Toho Gas Co. Ltd.	1,000	5,940
Tohoku Electric Power Co., Inc.	1,400	14,582
Tokio Marine Holdings, Inc.	2,800	68,057
Tokyo Electric Power Co., Inc.* (The)	6,300	23,911
Tokyo Electron Ltd.	700	38,300
Tokyu Corp.	600	2,893
Toppan Printing Co. Ltd.	1,000	7,373
Toray Industries, Inc.	4,200	31,487
Toshiba Corp.	23,000	106,306
Toyo Seikan Kaisha Ltd.	1,400	19,507
Toyota Industries Corp.	700	19,544
Toyota Motor Corp.	8,600	283,202
Toyota Tsusho Corp.	700	11,779
Unicharm Corp.	700	33,204
West Japan Railway Co.	500	20,640
Yahoo Japan Corp.	42	13,308
Yakult Honsha Co. Ltd.	700	21,480
Yamato Holdings Co. Ltd.	1,300	20,876

		6,391,747

Netherlands — 4.9%
Aegon NV*	56	244
Akzo Nobel NV	980	49,591
ASML Holding NV	1,834	72,406
European Aeronautic Defence & Space Co. NV	2,325	69,755
Fugro NV	700	39,180
Heineken Holding NV	1,050	42,134
Heineken NV	1,155	54,080
ING Groep NV*	11,802	92,047
Koninklijke Ahold NV	4,909	62,493
Koninklijke DSM NV	500	24,349
Koninklijke KPN NV	4,769	58,368
Koninklijke Philips Electronics NV	2,892	58,830
Randstad Holding NV	700	21,890
Royal Dutch Shell PLC, Class A	11,117	388,812
Royal Dutch Shell PLC, Class B	8,345	300,708
SBM Offshore NV	700	15,076
TNT Express NV	1,400	10,090
Unilever NV	5,108	173,979

		1,534,032

New Zealand — 0.0% (b)
Contact Energy Ltd.*	3,494	14,679

Norway — 1.0%
AKER Solutions ASA	700	8,196
Arcelormittal	2,521	47,476
DNB ASA	4,678	47,839
Seadrill Ltd.	1,000	34,926
Statoil ASA	3,277	84,742
Telenor ASA	4,202	71,891
Yara International ASA	546	22,226

		317,296

Portugal — 0.2%
Galp Energia SGPS SA, Class B	2,094	35,027
Jeronimo Martins SGPS SA	1,400	25,543

		60,570

	Number of Shares	Value

Singapore — 2.9%
Capitaland Ltd.	8,100	$16,419
City Developments Ltd.	1,000	7,742
DBS Group Holdings Ltd.	7,000	69,611
Global Logistic Properties Ltd.*	49,000	71,246
Golden Agri-Resources Ltd.	133,000	75,124
Hutchison Port Holdings Trust, Class U	83,726	51,062
Jardine Cycle & Carriage Ltd.	300	10,986
Olam International Ltd.	35,000	65,439
Oversea-Chinese Banking Corp. Ltd.	15,000	95,552
SembCorp Industries Ltd.	21,000	70,638
SembCorp Marine Ltd.	21,000	63,149
Singapore Exchange Ltd.	14,000	68,780
Singapore Technologies Engineering Ltd.	35,000	74,144
Singapore Telecommunications Ltd.	35,000	85,312
United Overseas Bank Ltd.	8,000	96,998

		922,202

Spain — 3.3%
Acciona SA	700	65,108
Amadeus It Holding SA, Class A	700	11,836
Banco Bilbao Vizcaya Argentaria SA	13,701	115,414
Banco Popular Espanol SA	2,794	11,931
Banco Santander SA	26,252	197,055
Bankia SA*	2,633	13,161
Distribuidora Internacional de Alimentacion SA*	1,701	7,680
EDP Renovaveis SA*	2,794	16,148
Enagas SA	700	13,135
Ferrovial SA	1,400	17,361
Gas Natural SDG SA	980	17,061
Grifols SA	700	11,318
Iberdrola SA	12,152	80,980
Inditex SA	784	66,666
Mapfre SA	13,259	44,384
Red Electrica Corp. SA	329	14,463
Repsol YPF SA	2,325	70,194
Telefonica SA	12,728	239,012
Zardoya Otis SA	700	9,862

		1,022,769

Sweden — 2.4%
Atlas Copco AB, Class A	2,717	58,299
Boliden AB	700	10,149
Hennes & Mauritz AB, Class B	3,161	100,425
Hexagon AB, Class B	770	11,745
Husqvarna AB, Class B	2,094	10,355
Lundin Petroleum AB*	300	7,732
Millicom International Cellular SA	91	9,888
Modern Times Group AB, Class B	700	34,020
Nordea Bank AB	7,705	61,346
Sandvik AB	3,746	48,016
Skandinaviska Enskilda Banken AB, Class A	7,985	46,535
SKF AB, Class B	300	6,417
Svenska Handelsbanken AB, Class A	2,115	55,840
Swedbank AB, Class A	3,922	52,468
Swedish Match AB	651	21,353
Telefonaktiebolaget LM Ericsson, Class B	9,332	99,556

See Notes to Financial Statements.	11

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Sweden (Continued)
Teliasonera AB	9,140	$62,348
Volvo AB, Class B	4,041	46,467

		742,959

Switzerland — 9.2%
ABB Ltd.	6,703	127,070
Adecco SA*	252	10,960
Aryzta AG	220	10,621
Baloise Holding AG	700	49,654
Cie Financiere Richemont SA	1,568	85,088
Credit Suisse Group AG*	3,651	88,119
Geberit AG	112	21,493
Givaudan SA	7	6,506
Glencore International PLC	6,283	39,386
Holcim Ltd.*	903	50,583
Julius Baer Group Ltd.	630	22,560
Kuehne + Nagel International AG	168	20,511
Lonza Group AG	154	9,445
Nestle SA	10,718	601,524
Novartis AG	7,218	389,803
Pargesa Holding SA	700	50,439
Roche Holding AG	2,174	345,828
Schindler Holding AG	847	103,097
SGS SA	14	23,690
Sika AG	7	13,129
Sonova Holding AG*	707	74,132
Sulzer AG	700	78,143
Swatch Group AG (The)	147	57,335
Swiss Life Holding AG*	461	48,285
Swiss Re AG*	1,232	65,175
Swisscom AG	70	26,435
Syngenta AG*	280	82,396
Transocean Ltd.	1,071	46,662
UBS AG*	11,463	141,160
Xstrata PLC	6,388	102,550
Zurich Financial Services AG	450	99,107

		2,890,886

United Kingdom — 16.8%
Admiral Group PLC	700	10,138
Anglo American PLC	4,159	158,778
ARM Holdings PLC	7,346	69,029
AstraZeneca PLC	4,300	198,048
Aviva PLC	10,023	49,196
BAE Systems PLC	13,168	56,850
Barclays PLC	35,628	102,634
BG Group PLC	10,543	226,135
BHP Billiton PLC	6,565	201,889
BP PLC	58,337	422,497
British American Tobacco PLC	6,266	290,786
British Land Co. PLC REIT	2,613	20,396
British Sky Broadcasting Group PLC	5,119	61,639
BT Group PLC, Class A	22,763	68,116
Cairn Energy PLC*	616	2,648
Carnival PLC	240	8,266
Centrica PLC	15,115	71,849
Compass Group PLC	7,248	67,219

	Number of Shares	Value

United Kingdom (Continued)
Diageo PLC	7,865	$168,452
Essar Energy PLC*	2,094	7,682
Eurasian Natural Resources Corp. PLC	1,400	14,705
Fresnillo PLC	700	18,930
GKN PLC	4,900	15,052
GlaxoSmithKline PLC	15,949	353,462
HSBC Holdings PLC	55,980	436,668
Imperial Tobacco Group PLC	3,138	112,896
Johnson Matthey PLC	700	21,102
Kazakhmys PLC	700	10,212
Land Securities Group PLC REIT	2,346	25,370
Lloyds Banking Group PLC*	119,753	46,863
National Grid PLC	10,837	106,499
Pearson PLC	3,746	68,048
Prudential PLC	7,467	73,495
Randgold Resources Ltd.	210	22,342
Reckitt Benckiser Group PLC	1,913	97,052
Reed Elsevier PLC	1,149	9,556
Rexam PLC	2,794	15,150
Rio Tinto PLC	4,339	228,428
Rolls-Royce Holdings PLC	6,807	78,243
Rolls-Royce Holdings PLC, Class C*	469,683	737
Royal Bank of Scotland Group PLC*	102,902	34,252
SABMiller PLC	2,939	103,769
Severn Trent PLC	700	17,011
Smiths Group PLC	800	11,953
SSE PLC	3,123	64,667
Standard Chartered PLC	7,451	162,214
Subsea 7 SA*	900	17,788
Tesco PLC	24,437	156,021
TUI Travel PLC	4,888	13,266
Tullow Oil PLC	3,249	71,029
Unilever PLC	4,063	136,484
Vedanta Resources PLC	700	11,740
Vodafone Group PLC	158,496	429,066
Weir Group PLC (The)	700	22,753
Whitbread PLC	700	18,135

		5,287,205

TOTAL FOREIGN COMMON STOCKS (Cost $31,011,913)		30,276,769

PREFERRED STOCKS — 0.6%
Germany — 0.6%
Henkel AG & Co. KGaA	987	58,825
Porsche Automobil Holding SE	500	30,640
RWE AG — Non Vote	700	26,043
Volkswagen AG	427	73,784

		189,292

TOTAL PREFERRED STOCKS (Cost $186,769)		189,292

TOTAL INVESTMENTS — 96.8% (Cost $31,198,682)		$30,466,061
Other assets less liabilities — 3.2%		1,000,805

NET ASSETS — 100.0%		$31,466,866

See Notes to Financial Statements.	12

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF NOVEMBER 30, 2011 (Unaudited)

	Value	% of Net Assets
Financial	$6,658,750	21.20%
Consumer, Non-cyclical	6,270,189	19.90
Industrial	3,726,845	11.80
Consumer, Cyclical	3,384,886	10.80
Basic Materials	2,886,567	9.20
Energy	2,642,273	8.40
Communications	2,564,932	8.10
Utilities	1,388,824	4.40
Technology	705,159	2.20
Diversified	237,636	0.80

TOTAL INVESTMENTS	30,466,061	96.8
Other assets less liabilities	1,000,805	3.2

NET ASSETS	$31,466,866	100.0%

As of November 30, 2011, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
E-mini MSCI Emerging Markets Index Futures	16	$1,160,240	12/16/2011	$(5,435)

As of November 30, 2011, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/5/2011	AUD	2,383,000	USD	2,518,116	$68,947
The Bank of New York Mellon	12/5/2011	AUD	32,000	USD	32,942	53
The Bank of New York Mellon	1/5/2012	AUD	2,271,000	USD	2,323,762	(1,471)
The Bank of New York Mellon	12/5/2011	CHF	2,647,000	USD	3,041,096	143,322
The Bank of New York Mellon	12/5/2011	CHF	41,000	USD	46,390	1,505
The Bank of New York Mellon	1/5/2012	CHF	2,537,000	USD	2,789,942	9,996
The Bank of New York Mellon	12/5/2011	DKK	2,016,000	USD	377,719	13,400
The Bank of New York Mellon	12/5/2011	DKK	27,500	USD	5,075	106
The Bank of New York Mellon	1/4/2012	DKK	2,119,000	USD	383,750	633
The Bank of New York Mellon	12/5/2011	EUR	7,267,000	USD	10,132,523	367,303
The Bank of New York Mellon	12/5/2011	EUR	88,000	USD	120,839	2,586
The Bank of New York Mellon	1/4/2012	EUR	6,737,000	USD	9,071,869	16,092
The Bank of New York Mellon	12/5/2011	GBP	4,197,000	USD	6,772,069	187,714
The Bank of New York Mellon	12/5/2011	GBP	74,000	USD	117,927	1,834
The Bank of New York Mellon	1/5/2012	GBP	4,054,000	USD	6,374,116	15,918
The Bank of New York Mellon	12/5/2011	HKD	8,468,000	USD	1,090,717	683
The Bank of New York Mellon	12/5/2011	HKD	100,000	USD	12,872	(1)
The Bank of New York Mellon	1/5/2012	HKD	8,537,000	USD	1,098,096	(996)
The Bank of New York Mellon	12/5/2011	ILS	507,000	USD	140,119	5,249
The Bank of New York Mellon	12/5/2011	ILS	20,000	USD	5,452	132
The Bank of New York Mellon	1/4/2012	ILS	545,000	USD	144,733	(109)
The Bank of New York Mellon	12/5/2011	JPY	474,073,000	USD	6,083,084	(30,172)
The Bank of New York Mellon	12/5/2011	JPY	11,000,000	USD	140,831	(1,016)
The Bank of New York Mellon	1/5/2012	JPY	505,974,000	USD	6,523,385	(6,750)
The Bank of New York Mellon	12/5/2011	NOK	1,490,000	USD	269,754	11,841
The Bank of New York Mellon	1/4/2012	NOK	1,662,000	USD	287,653	377
The Bank of New York Mellon	12/5/2011	NZD	22,000	USD	17,824	651
The Bank of New York Mellon	1/6/2012	NZD	20,000	USD	15,512	(63)
The Bank of New York Mellon	12/5/2011	SEK	5,432,000	USD	838,582	36,080
The Bank of New York Mellon	12/5/2011	SEK	70,000	USD	10,562	221

See Notes to Financial Statements.	13

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI EAFE Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	1/4/2012	SEK	4,978,000	USD	736,948	$2,639
The Bank of New York Mellon	12/5/2011	SGD	1,190,000	USD	950,692	22,198
The Bank of New York Mellon	12/5/2011	SGD	22,000	USD	17,387	222
The Bank of New York Mellon	1/5/2012	SGD	1,166,000	USD	910,064	267
The Bank of New York Mellon	12/5/2011	USD	13,022	AUD	12,709	48
The Bank of New York Mellon	12/5/2011	USD	2,480,026	AUD	2,415,000	2,031
The Bank of New York Mellon	12/5/2011	USD	9,130	CHF	8,310	(34)
The Bank of New York Mellon	12/5/2011	USD	2,953,418	CHF	2,688,000	(10,761)
The Bank of New York Mellon	12/5/2011	USD	369,908	DKK	2,043,500	(619)
The Bank of New York Mellon	12/5/2011	USD	13,972	DKK	77,245	(14)
The Bank of New York Mellon	12/5/2011	USD	141,000	EUR	102,000	(3,935)
The Bank of New York Mellon	12/5/2011	USD	67,652	EUR	50,000	(463)
The Bank of New York Mellon	12/5/2011	USD	9,696,275	EUR	7,203,000	(17,057)
The Bank of New York Mellon	12/5/2011	USD	169,708	EUR	126,177	(163)
The Bank of New York Mellon	12/5/2011	USD	6,717,228	GBP	4,271,000	(16,779)
The Bank of New York Mellon	12/5/2011	USD	104,061	GBP	66,215	(176)
The Bank of New York Mellon	12/5/2011	USD	86,319	HKD	670,950	46
The Bank of New York Mellon	12/5/2011	USD	1,101,937	HKD	8,568,000	969
The Bank of New York Mellon	12/5/2011	USD	14,733	ILS	55,300	(19)
The Bank of New York Mellon	12/5/2011	USD	140,102	ILS	527,000	88
The Bank of New York Mellon	12/5/2011	USD	79,822	JPY	6,200,000	128
The Bank of New York Mellon	12/5/2011	USD	6,168,738	JPY	478,873,000	6,415
The Bank of New York Mellon	12/5/2011	USD	530,815	JPY	41,163,300	(86)
The Bank of New York Mellon	12/5/2011	USD	50,618	NOK	291,950	(71)
The Bank of New York Mellon	12/5/2011	USD	258,256	NOK	1,490,000	(343)
The Bank of New York Mellon	12/5/2011	USD	17,102	NZD	22,000	71
The Bank of New York Mellon	12/5/2011	USD	13,493	SEK	91,200	(16)
The Bank of New York Mellon	12/5/2011	USD	815,732	SEK	5,502,000	(2,887)
The Bank of New York Mellon	12/5/2011	USD	55,261	SGD	70,000	(644)
The Bank of New York Mellon	12/5/2011	USD	15,982	SGD	20,493	8
The Bank of New York Mellon	12/5/2011	USD	891,323	SGD	1,142,000	(281)

						$824,847

Currency Abbreviations

AUD – Australian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Pound Sterling

HKD – Hong Kong Dollar

ILS – Israeli New Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – U.S. Dollar

* Non-Income producing securities.

(a) Affiliated company. The Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

(b) Less than 0.1%.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	14

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund

November 30, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 87.3%
Brazil — 6.2%
Amil Participacoes SA	300	$2,787
Banco do Brasil SA	700	9,368
Banco Santander Brasil SA	1,000	7,692
BM&FBovespa SA	2,300	12,566
BR Malls Participacoes SA	900	9,113
BRF — Brasil Foods SA	800	15,616
CCR SA	1,600	10,219
Cia Siderurgica Nacional SA	900	7,341
Cielo SA	400	10,651
Cosan SA Industria e Comercio	200	2,975
Duratex SA	400	2,033
EcoRodovias Infraestrutura e Logistica SA	400	2,944
EDP — Energias do Brasil SA	100	2,135
Embraer SA	1,300	8,131
JBS SA*	900	2,961
Localiza Rent a Car SA	200	3,030
Lojas Renner SA	200	5,994
Multiplan Empreendimentos Imobiliarios SA	100	2,002
Natura Cosmeticos SA	400	8,029
Odontoprev SA	200	2,776
OGX Petroleo e Gas Participacoes SA*	1,500	11,580
PDG Realty SA Empreendimentos e Participacoes	1,700	6,317
Petroleo Brasileiro SA	4,100	54,686
Redecard SA	700	11,806
Souza Cruz SA	900	11,417
Tim Participacoes SA	1,000	4,673
Totvs SA	200	3,606
Tractebel Energia SA	200	3,121
Ultrapar Participacoes SA	600	10,558
Usinas Siderurgicas de Minas Gerais SA	200	1,969
Vale SA	1,500	34,548

		282,644

Chile — 1.8%
AES Gener SA	5,200	2,762
Banco de Credito e Inversiones	101	5,399
Banco Santander Chile	60,375	3,877
Cencosud SA	1,355	8,284
Colbun SA	10,500	2,709
Corpbanca	190,700	2,507
E.CL SA	1,100	2,798
Empresa Nacional de Electricidad SA	5,337	8,047
Empresas CMPC SA	1,950	6,781
Empresas COPEC SA	543	7,047
Enersis SA	22,969	8,017
ENTEL Chile SA	200	3,994
Lan Airlines SA	174	4,063
SACI Falabella	460	3,909
Sociedad Quimica y Minera de Chile SA, Class B	165	9,362

		79,556

China — 17.0%
Agile Property Holdings Ltd.	1,800	1,457
Agricultural Bank of China Ltd., Class H	20,000	8,411
Air China Ltd., Class H	3,100	2,380

	Number of Shares	Value

China (Continued)
Alibaba.com Ltd.	6,000	$6,228
Angang Steel Co. Ltd., Class H	2,900	1,879
Anhui Conch Cement Co. Ltd., Class H	2,500	8,170
Anta Sports Products Ltd.	6,000	6,629
Bank of China Ltd., Class H	79,000	25,758
Bank of Communications Co. Ltd., Class H*	11,000	7,212
Belle International Holdings Ltd., Class A	5,000	9,541
Brilliance China Automotive Holdings Ltd.*	3,400	3,959
Byd Co. Ltd., Class H*	3,500	8,569
China Citic Bank Corp. Ltd., Class H	10,000	5,400
China Coal Energy Co. Ltd., Class H	8,000	9,534
China Communications Construction Co. Ltd., Class H	6,000	4,619
China Construction Bank Corp., Class H	78,000	55,261
China Life Insurance Co. Ltd., Class H	9,000	24,279
China Longyuan Power Group Corp., Class H	10,000	7,627
China Mengniu Dairy Co. Ltd.	2,000	7,246
China Merchants Bank Co. Ltd., Class H	4,500	8,493
China Merchants Holdings International Co. Ltd.	2,000	5,886
China Mobile Ltd.	8,000	78,890
China National Building Material Co. Ltd., Class H	6,000	7,303
China Overseas Land & Investment Ltd.	6,000	10,542
China Pacific Insurance Group Co. Ltd., Class H	2,400	6,907
China Petroleum & Chemical Corp., Class H	20,000	21,177
China Resources Cement Holdings Ltd.	3,300	2,474
China Resources Enterprise Ltd.	2,000	6,972
China Rongsheng Heavy Industries Group Holdings Ltd.	17,000	5,105
China Shanshui Cement Group Ltd.	10,000	7,372
China Shenhua Energy Co. Ltd., Class H	4,000	17,629
China State Construction International Holdings Ltd.	2,900	2,048
China Telecom Corp. Ltd., Class H	18,000	11,042
China Unicom Hong Kong Ltd.	8,000	17,368
China Yurun Food Group Ltd.	3,000	4,336
China Zhongwang Holdings Ltd.	7,100	2,519
CNOOC Ltd.	22,000	42,738
Country Garden Holdings Co. Ltd.	23,000	8,233
Dongfeng Motor Group Co. Ltd., Class H	6,000	9,012
ENN Energy Holdings Ltd.	900	3,248
Fosun International Ltd.	12,500	6,900
Golden Eagle Retail Group Ltd.	4,000	9,279
GOME Electrical Appliances Holding Ltd.	13,000	3,321
Guangdong Investment Ltd.	6,100	3,862
Hengan International Group Co. Ltd.	1,500	14,152
Industrial & Commercial Bank of China, Class H	84,000	48,977
Intime Department Store Group Co. Ltd.	1,700	1,992
Kunlun Energy Co. Ltd.	4,000	5,425
Lee & Man Paper Manufacturing Ltd.	17,000	6,186
Lenovo Group Ltd.	8,000	5,724
Longfor Properties Co. Ltd.	7,000	8,308
Minmetals Resources Ltd.*	4,000	1,751
Nine Dragons Paper Holdings Ltd.	11,000	7,561
Parkson Retail Group Ltd.	7,000	8,672
PetroChina Co. Ltd., Class H	24,000	31,296

See Notes to Financial Statements.	15

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

China (Continued)
PICC Property & Casualty Co. Ltd., Class H	6,000	$8,123
Ping An Insurance Group Co., Class H	2,000	13,893
Poly Hong Kong Investments Ltd.	15,000	6,233
Renhe Commercial Holdings Co. Ltd.	17,400	2,498
Sany Heavy Equipment International Holdings Co. Ltd.	2,800	2,659
Shanghai Industrial Holdings Ltd.	3,000	8,070
Shimao Property Holdings Ltd.	8,000	6,570
Shougang Fushan Resources Group Ltd	4,900	1,993
Sinofert Holdings Ltd.	6,700	2,119
Sinopharm Group Co. Ltd., Class H	900	2,196
Soho China Ltd.	12,000	8,166
Tencent Holdings Ltd.	1,000	19,545
Tingyi Cayman Islands Holding Corp.	4,000	12,960
Want Want China Holdings Ltd.	11,000	11,455
Wumart Stores, Inc., Class H	5,000	10,443
Yanzhou Coal Mining Co. Ltd., Class H	4,000	9,663

		773,445

Colombia — 0.8%
Almacenes Exito SA	200	2,412
BanColombia SA, ADR	200	11,552
Cementos Argos SA	500	2,730
Ecopetrol SA, ADR	300	12,666
Grupo de Inversiones Suramericana SA	450	7,036

		36,396

Czech Republic — 0.2%
CEZ AS	200	7,896
Telefonica Czech Republic AS	100	2,093

		9,989

Egypt — 0.2%
Orascom Construction Industries	222	8,146

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC*	78	6,493
OTP Bank PLC	304	4,515

		11,008

India — 6.3%
Axis Bank Ltd. GDR	300	5,708
Dr Reddy’s Laboratories Ltd., ADR	800	24,032
HDFC Bank Ltd., ADR	900	24,894
ICICI Bank Ltd., ADR	1,200	34,932
Infosys Ltd., ADR	500	25,810
Larsen & Toubro Ltd. GDR	2,200	55,571
Reliance Industries Ltd. GDR 144A	1,600	48,197
Satyam Computer Services Ltd., ADR*	2,000	5,020
Sterlite Industries India Ltd., ADR	3,000	24,180
Tata Motors Ltd., ADR	900	15,480
Wipro Ltd., ADR	2,400	23,040

		286,864

Indonesia — 3.5%
Astra Agro Lestari Tbk PT	4,000	10,180
Astra International Tbk PT	2,500	20,081
Bank Central Asia Tbk PT	14,500	12,925
Bank Danamon Indonesia Tbk PT	14,000	6,924

	Number of Shares	Value

Indonesia (Continued)
Bank Mandiri Tbk PT	12,500	$9,104
Bank Negara Indonesia Persero Tbk PT	9,500	4,089
Bank Rakyat Indonesia Persero Tbk PT	13,500	9,998
Bumi Resources Tbk PT	20,000	4,621
Charoen Pokphand Indonesia Tbk PT	44,500	11,722
Gudang Garam TBK PT	1,000	7,316
Indo Tambangraya Megah PT	2,000	8,655
Indosat Tbk PT	16,500	9,960
Kalbe Farma Tbk PT	25,000	9,892
Perusahaan Gas Negara PT	21,500	7,468
Telekomunikasi Indonesia Tbk PT	12,000	9,834
Unilever Indonesia TBK PT	2,000	4,027
United Tractors Tbk PT	4,000	10,550
XL Axiata Tbk PT	4,400	2,305

		159,651

Malaysia — 3.1%
AirAsia Bhd	3,100	3,709
AMMB Holdings Bhd	2,200	4,185
Axiata Group Bhd	3,300	5,392
British American Tobacco Malaysia Bhd	200	2,953
CIMB Group Holdings Bhd	5,800	13,278
DiGi.Com Bhd	4,000	4,472
Genting Bhd	6,600	14,655
Hong Leong Bank Bhd	700	2,326
IOI Corp. Bhd	5,700	9,160
Kuala Lumpur Kepong Bhd	700	4,810
Lafarge Malayan Cement Bhd	1,300	2,865
Malayan Banking Bhd	3,900	10,338
Malaysia Marine & Heavy Engineering Holdings Bhd	1,200	2,162
Maxis Bhd	2,900	5,055
MMC Corp. Bhd	3,300	2,682
Petronas Chemicals Group Bhd	4,300	8,285
Petronas Dagangan Bhd	600	3,150
Petronas Gas Bhd	100	419
PLUS Expressways Bhd	2,100	2,949
Public Bank Bhd	2,300	9,135
RHB Capital Bhd	900	2,097
Sime Darby Bhd	3,300	9,472
Telekom Malaysia Bhd	2,400	3,300
Tenaga Nasional Bhd	4,400	7,940
UMW Holdings Bhd	1,300	2,764
YTL Corp. Bhd	5,900	2,749
YTL Power International Bhd	4,300	2,530

		142,832

Mexico — 4.1%
Alfa SAB de CV, Class A	400	4,693
America Movil SAB de CV	50,900	60,584
Cemex SAB de CV*	12,200	5,681
Coca-Cola Femsa SAB de CV	400	3,650
Fomento Economico Mexicano SAB de CV	2,300	15,704
Grupo Bimbo SAB de CV	2,200	4,545
Grupo Carso SAB de CV	900	2,140
Grupo Elektra SA de CV	100	9,754
Grupo Financiero Banorte SAB de CV, Class O	2,200	7,446

See Notes to Financial Statements.	16

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Mexico (Continued)
Grupo Financiero Inbursa SA, Class O	4,200	$7,851
Grupo Mexico SAB de CV	4,611	12,353
Grupo Modelo SAB de CV	900	5,530
Grupo Televisa SAB de CV	2,800	11,663
Industrias Penoles SAB de CV	270	12,276
Minera Frisco SAB de CV*	800	2,963
Wal-Mart de Mexico SAB de CV	7,500	20,186

		187,019

Peru — 0.8%
Cia de Minas Buenaventura SA, Class B, ADR	300	11,745
Credicorp Ltd.	100	10,862
Southern Copper Corp.	400	12,452

		35,059

Philippines — 0.6%
Aboitiz Power Corp.	4,600	3,100
Ayala Land, Inc.	8,700	3,176
Bank of the Philippine Islands	2,300	2,803
BDO Unibank, Inc.	2,300	2,956
Energy Development Corp.	20,200	2,817
Manila Electric Co.	500	2,726
Metropolitan Bank & Trust	1,900	2,938
Philippine Long Distance Telephone Co.	100	5,556
SM Investments Corp.	200	2,406

		28,478

Poland — 1.3%
Bank Pekao SA	163	7,151
Enea SA	400	2,267
Globe Trade Centre SA*	400	1,177
Grupa Lotos SA*	200	1,505
Kernel Holding SA*	100	2,117
KGHM Polska Miedz SA	167	6,637
PGE SA	1,094	7,006
Polski Koncern Naftowy Orlen SA*	521	6,278
Powszechna Kasa Oszczednosci Bank Polski SA	746	7,479
Powszechny Zaklad Ubezpieczen SA	70	6,704
Synthos SA	1,600	2,043
Tauron Polska Energia SA	1,300	2,110
Telekomunikacja Polska SA	1,489	8,228

		60,702

Russia — 6.4%
Gazprom OAO, ADR	2,800	32,377
LSR Group GDR	5,267	22,693
Lukoil OAO, ADR	600	33,785
Magnit OJSC GDR	173	3,847
Mechel, ADR	100	1,089
MMC Norilsk Nickel OJSC, ADR	1,992	35,109
Mobile Telesystems OJSC, ADR	400	6,912
NovaTek OAO GDR	340	52,090
Novolipetsk Steel OJSC GDR	194	4,711
Rosneft Oil Co. GDR	5,500	40,252
Severstal OAO GDR	300	4,071
Sistema JSFC GDR	36	722
Surgutneftegas OJSC, ADR	1,700	16,341
Tatneft, ADR	400	12,953

	Number of Shares	Value

Russia (Continued)
TMK OAO GDR	189	$2,226
VTB Bank OJSC GDR	5,000	21,945

		291,123

South Africa — 7.6%
AngloGold Ashanti Ltd., ADR	1,700	81,532
Gold Fields Ltd., ADR	4,200	71,148
Harmony Gold Mining Co. Ltd., ADR	3,000	42,450
Impala Platinum Holdings Ltd., ADR	1,800	37,890
Sappi Ltd., ADR*	6,500	18,980
Sasol Ltd., ADR	1,900	91,029

		343,029

South Korea — 13.4%
Amorepacific Corp.	5	4,874
Cheil Industries, Inc.	81	7,290
Daewoo Engineering & Construction Co. Ltd.*	300	2,631
Daewoo International Corp.	100	2,490
DGB Financial Group, Inc.*	200	2,356
Doosan Corp.	26	3,321
Doosan Heavy Industries & Construction Co. Ltd.	100	5,948
Doosan Infracore Co. Ltd.*	100	1,721
E-Mart Co. Ltd.*	27	7,006
GS Engineering & Construction Corp.	46	3,894
Hana Financial Group, Inc.	280	10,130
Hanwha Corp.	100	3,272
Honam Petrochemical Corp.	28	8,127
Hynix Semiconductor, Inc.	600	12,636
Hyundai Department Store Co. Ltd.	18	2,635
Hyundai Engineering & Construction Co. Ltd.	129	7,713
Hyundai Heavy Industries Co. Ltd.	50	12,475
Hyundai Merchant Marine Co. Ltd.	100	2,199
Hyundai Mipo Dockyard	18	1,877
Hyundai Mobis	81	22,462
Hyundai Motor Co.	216	42,015
Hyundai Steel Co.	92	8,167
Hyundai Wia Corp.*	23	3,343
Kangwon Land, Inc.	100	2,465
KB Financial Group, Inc.	392	13,665
KIA Motors Corp.	285	18,132
Korea Electric Power Corp.*	380	8,557
Korea Exchange Bank*	400	2,923
Korea Gas Corp.	100	3,413
Korea Kumho Petrochemical	14	2,310
Korea Life Insurance Co. Ltd.	400	2,601
Korean Air Lines Co. Ltd.	100	4,172
KT&G Corp.	165	11,176
LG Chem Ltd.	55	16,461
LG Corp.	133	7,486
LG Display Co. Ltd.	320	7,630
LG Electronics, Inc.	117	7,836
LG Household & Health Care Ltd.	13	6,152
LG Uplus Corp.	600	3,587
Lotte Shopping Co. Ltd.	22	6,936
LS Corp.	100	6,990
NCSoft Corp.	20	5,442

See Notes to Financial Statements.	17

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

South Korea (Continued)
NHN Corp.*	57	$12,646
OCI Co. Ltd.	26	5,485
POSCO	78	26,288
Samsung C&T Corp.	149	8,997
Samsung Card Co.	100	3,656
Samsung Electro-Mechanics Co. Ltd.	117	8,328
Samsung Electronics Co. Ltd.	133	121,046
Samsung Engineering Co. Ltd.	44	9,162
Samsung Fire & Marine Insurance Co. Ltd.	49	9,666
Samsung Heavy Industries Co. Ltd.	240	6,669
Samsung Life Insurance Co. Ltd. 144A	117	8,714
Samsung SDI Co. Ltd.	66	8,106
Shinhan Financial Group Co. Ltd.	510	19,013
SK C&C Co. Ltd.	25	3,072
SK Holdings Co. Ltd.	53	6,904
SK Innovation Co. Ltd.	72	10,873
SK Networks Co. Ltd.	300	2,825
SK Telecom Co. Ltd., ADR	200	2,958
S-Oil Corp.	74	7,380
Woongjin Coway Co. Ltd.	100	3,407
Woori Finance Holdings Co. Ltd.	790	7,078

		608,789

Taiwan — 10.7%
Advanced Semiconductor Engineering, Inc., ADR	13,703	61,664
AU Optronics Corp., ADR	11,200	53,984
Chunghwa Telecom Co. Ltd., ADR	2,400	80,232
Hon Hai Precision Industry Co. Ltd. GDR	20,850	114,169
Siliconware Precision Industries Co., ADR	8,900	40,851
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,000	90,440
United Microelectronics Corp., ADR	20,000	45,800

		487,140

Thailand — 1.9%
Bangkok Bank PCL, NVDR	3,700	18,478
Bank of Ayudhya PCL, NVDR	3,400	2,204
Indorama Ventures PCL, NVDR	2,200	2,195
IRPC PCL, NVDR	16,900	2,173
Kasikornbank PCL, NVDR	4,900	18,972
Krung Thai Bank PCL, NVDR	5,200	2,504
PTT Exploration & Production PCL, NVDR	1,800	9,196
PTT Global Chemical PCL, NVDR*	2,441	5,129
PTT PCL, NVDR	1,000	10,067
Siam Commercial Bank PCL, NVDR	2,900	10,364
Thai Oil PCL, NVDR	1,300	2,640

		83,922

Turkey — 1.2%
Akbank TAS	2,182	7,722
Arcelik AS	600	2,033
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,700	2,019
Enka Insaat ve Sanayi AS	1,000	2,481
Eregli Demir ve Celik Fabrikalari TAS	1,200	2,245
Haci Omer Sabanci Holding AS	700	2,209

	Number of Shares	Value

Turkey (Continued)
Turk Hava Yollari*	1,320	$1,738
Turk Telekomunikasyon AS	600	2,469
Turkcell Iletisim Hizmetleri AS*	1,768	8,839
Turkiye Garanti Bankasi AS	2,508	8,591
Turkiye Halk Bankasi AS	400	2,420
Turkiye Is Bankasi, Class C	3,168	6,561
Turkiye Vakiflar Bankasi Tao, Class D	1,300	1,930
Yapi ve Kredi Bankasi AS*	1,200	2,019

		53,276

TOTAL COMMON STOCKS (Cost $4,595,930)		3,969,068

PREFERRED STOCKS — 7.7%
Brazil — 7.4%
AES Tiete SA	200	2,726
Banco Bradesco SA	2,700	44,240
Bradespar SA	500	9,166
Braskem SA	200	1,547
Cia Brasileira de Distribuicao Grupo Pao de Acucar	200	7,316
Cia de Bebidas das Americas	1,100	36,741
Cia de Transmissao de Energia Electrica Paulista	100	2,764
Cia Energetica de Minas Gerais	600	10,293
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	100	1,811
Gerdau SA	1,000	7,465
Itau Unibanco Holding SA	2,800	49,393
Itausa — Investimentos Itau SA	2,800	16,335
Klabin SA	900	3,593
Petroleo Brasileiro SA	5,300	64,625
Suzano Papel e Celulose SA	400	1,584
Telefonica Brasil SA	500	13,493
Telemar Norte Leste SA	100	2,378
Vale SA	2,700	58,275

		333,745

South Korea — 0.3%
Samsung Electronics Co. Ltd.	25	13,940

TOTAL PREFERRED STOCKS (Cost $406,267)		347,685

	Number of Shares
RIGHTS — 0.0%
South Korea — 0.0% (a)
LG Electronics, Inc., expires 12/21/11*	11	209

TOTAL RIGHTS (Cost $0)		209

TOTAL INVESTMENTS — 95.0% (Cost $5,002,197)		$4,316,962
Other assets less liabilities — 5.0%		227,635

NET ASSETS — 100.0%		$4,544,597

See Notes to Financial Statements.	18

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF NOVEMBER 30, 2011 (Unaudited)

	Value	% of Net Assets
Financial	$880,743	19.4%
Basic Materials	719,734	15.8
Energy	606,558	13.4
Technology	452,649	10.0
Industrial	422,464	9.3
Communications	409,860	9.0
Consumer, Non-cyclical	319,953	7.0
Consumer, Cyclical	309,729	6.8
Utilities	108,678	2.4
Diversified	86,594	1.9

TOTAL INVESTMENTS	4,316,962	95.0
Other assets less liabilities	227,635	5.0

NET ASSETS	$4,544,597	100.0%

As of November 30, 2011, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
E-mini MSCI Emerging Markets Index Futures	5	$240,875	12/16/2011	$(750)

As of November 30, 2011, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/5/2011	BRL	1,124,000	USD	653,907	$33,085
The Bank of New York Mellon	12/5/2011	BRL	78,543	USD	45,000	1,618
The Bank of New York Mellon	1/4/2012	BRL	1,144,000	USD	627,227	(193)
The Bank of New York Mellon	12/5/2011	CLP	41,173,034	USD	83,153	3,355
The Bank of New York Mellon	12/5/2011	CLP	43,770,000	USD	88,594	3,763
The Bank of New York Mellon	12/5/2011	CLP	2,503,966	USD	5,100	247
The Bank of New York Mellon	1/4/2012	CLP	42,140,000	USD	81,337	(33)
The Bank of New York Mellon	12/5/2011	COP	68,597,000	USD	36,628	1,492
The Bank of New York Mellon	1/4/2012	COP	73,809,000	USD	37,783	3
The Bank of New York Mellon	12/5/2011	CZK	206,000	USD	11,573	662
The Bank of New York Mellon	1/4/2012	CZK	191,000	USD	10,180	55
The Bank of New York Mellon	12/5/2011	EGP	51,000	USD	8,399	(51)
The Bank of New York Mellon	1/4/2012	EGP	49,000	USD	7,923	34
The Bank of New York Mellon	12/5/2011	HKD	6,251,000	USD	805,157	504
The Bank of New York Mellon	1/5/2012	HKD	6,167,000	USD	793,248	(719)
The Bank of New York Mellon	12/5/2011	HUF	2,636,000	USD	12,087	463
The Bank of New York Mellon	1/4/2012	HUF	2,494,000	USD	11,055	91
The Bank of New York Mellon	12/5/2011	IDR	1,486,666,000	USD	167,182	4,084
The Bank of New York Mellon	12/5/2011	IDR	83,614,719	USD	9,300	127
The Bank of New York Mellon	1/4/2012	IDR	1,463,921,000	USD	159,956	(122)
The Bank of New York Mellon	12/5/2011	INR	17,671,000	USD	360,449	22,273
The Bank of New York Mellon	1/4/2012	INR	15,358,000	USD	294,836	2,490
The Bank of New York Mellon	12/5/2011	KRW	726,525,000	USD	652,353	16,792
The Bank of New York Mellon	1/4/2012	KRW	729,492,000	USD	641,391	4,590
The Bank of New York Mellon	12/5/2011	MAD	3,000	USD	369	9
The Bank of New York Mellon	1/4/2012	MAD	2,000	USD	240	—
The Bank of New York Mellon	12/5/2011	MXN	2,806,000	USD	212,422	6,729
The Bank of New York Mellon	12/5/2011	MXN	89,045	USD	6,600	73
The Bank of New York Mellon	1/4/2012	MXN	2,630,000	USD	193,257	959
The Bank of New York Mellon	12/5/2011	MYR	458,000	USD	148,812	4,764

See Notes to Financial Statements.	19

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/5/2011	MYR	25,074	USD	8,000	$114
The Bank of New York Mellon	1/5/2012	MYR	464,000	USD	147,381	1,692
The Bank of New York Mellon	12/5/2011	PHP	1,286,000	USD	30,167	698
The Bank of New York Mellon	1/4/2012	PHP	1,290,000	USD	29,661	180
The Bank of New York Mellon	12/5/2011	PLN	219,000	USD	69,804	4,536
The Bank of New York Mellon	1/4/2012	PLN	205,000	USD	61,195	288
The Bank of New York Mellon	12/5/2011	RUB	7,880,000	USD	258,624	2,254
The Bank of New York Mellon	1/12/2012	RUB	7,910,000	USD	33	293
The Bank of New York Mellon	12/6/2011	THB	2,474,000	USD	80,169	830
The Bank of New York Mellon	12/6/2011	THB	375,760	USD	12,200	150
The Bank of New York Mellon	1/5/2012	THB	2,485,000	USD	80,068	537
The Bank of New York Mellon	12/5/2011	TRY	105,000	USD	59,105	1,752
The Bank of New York Mellon	1/4/2012	TRY	99,000	USD	53,880	158
The Bank of New York Mellon	12/5/2011	TWD	15,731,000	USD	524,577	5,894
The Bank of New York Mellon	1/4/2012	TWD	15,241,000	USD	505,350	2,401
The Bank of New York Mellon	12/5/2011	USD	22,917	BRL	40,000	(824)
The Bank of New York Mellon	12/5/2011	USD	645,051	BRL	1,162,543	(2,941)
The Bank of New York Mellon	12/5/2011	USD	35,992	BRL	65,073	(7)
The Bank of New York Mellon	12/5/2011	USD	85,800	CLP	42,569,670	(3,295)
The Bank of New York Mellon	12/5/2011	USD	87,047	CLP	44,877,330	(70)
The Bank of New York Mellon	12/5/2011	USD	35,172	COP	68,597,000	(36)
The Bank of New York Mellon	12/5/2011	USD	10,978	CZK	206,000	(68)
The Bank of New York Mellon	12/5/2011	USD	8,493	EGP	51,000	(44)
The Bank of New York Mellon	12/5/2011	USD	18,029	HKD	140,000	(8)
The Bank of New York Mellon	12/5/2011	USD	785,941	HKD	6,111,000	691
The Bank of New York Mellon	12/5/2011	USD	47,711	HKD	370,850	25
The Bank of New York Mellon	12/5/2011	USD	11,685	HUF	2,636,000	(61)
The Bank of New York Mellon	12/5/2011	USD	172,369	IDR	1,570,280,719	(98)
The Bank of New York Mellon	12/5/2011	USD	14,805	INR	735,000	(739)
The Bank of New York Mellon	12/5/2011	USD	324,413	INR	16,936,000	(304)
The Bank of New York Mellon	12/5/2011	USD	635,797	KRW	726,525,000	(236)
The Bank of New York Mellon	12/5/2011	USD	361	MAD	3,000	(1)
The Bank of New York Mellon	12/5/2011	USD	2,446	MXN	33,000	(27)
The Bank of New York Mellon	12/5/2011	USD	210,846	MXN	2,862,045	(1,044)
The Bank of New York Mellon	12/5/2011	USD	144,093	MYR	458,000	(45)
The Bank of New York Mellon	12/5/2011	USD	29,482	PHP	1,286,000	(13)
The Bank of New York Mellon	12/5/2011	USD	65,569	PLN	219,000	(300)
The Bank of New York Mellon	12/5/2011	USD	26,155	RUB	795,000	(290)
The Bank of New York Mellon	12/5/2011	USD	230,674	RUB	7,085,000	(169)
The Bank of New York Mellon	12/6/2011	USD	92,285	THB	2,849,760	(897)
The Bank of New York Mellon	12/5/2011	USD	57,504	TRY	105,000	(152)
The Bank of New York Mellon	12/5/2011	USD	518,610	TWD	15,731,000	73
The Bank of New York Mellon	12/5/2011	USD	5,846	ZAR	46,000	(182)
The Bank of New York Mellon	12/5/2011	USD	336,673	ZAR	2,728,000	(734)
The Bank of New York Mellon	12/5/2011	ZAR	2,774,000	USD	349,560	7,956
The Bank of New York Mellon	1/5/2012	ZAR	2,785,000	USD	342,049	816

						$125,897

Currency Abbreviations

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Kronua

EGP – Egyptian Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

See Notes to Financial Statements.	20

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Emerging Markets Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MAD – Moroccan Dirham

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish New Lira

TWD – New Taiwan Dollar

USD – U.S. Dollar

ZAR – South African Rand

* Non-Income producing securities.

(a) Less than 0.1%

144A — Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011 the aggregate market value of this security amounted to $56,911 or 1.3% of net assets.

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

NVDR – Non Voting Depositary Receipt.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	21

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Japan Currency-Hedged Equity Fund

November 30, 2011 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.3%
Basic Materials — 6.6%
Asahi Kasei Corp.	3,000	$18,198
Daido Steel Co. Ltd.	1,000	6,552
Denki Kagaku Kogyo KK	2,000	7,871
Hitachi Chemical Co. Ltd.	300	5,792
Hitachi Metals Ltd.	1,000	11,237
JFE Holdings, Inc.	1,000	18,407
JSR Corp.	600	11,698
Kobe Steel Ltd.	5,000	7,984
Kuraray Co. Ltd.	1,000	14,351
Mitsubishi Chemical Holdings Corp.	3,000	17,428
Mitsubishi Materials Corp.	4,000	11,257
Nippon Steel Corp.	11,000	26,703
Nitto Denko Corp.	400	16,627
OJI Paper Co. Ltd.	3,000	14,954
Shin-Etsu Chemical Co. Ltd.	900	45,247
Showa Denko KK	6,000	12,247
Sumitomo Chemical Co. Ltd.	3,000	11,460
Sumitomo Metal Industries Ltd.	7,000	12,344
Sumitomo Metal Mining Co. Ltd.	1,000	13,494
Taiyo Nippon Sanso Corp.	1,000	7,305
Ube Industries Ltd.	4,000	11,316

		302,472

Communications — 5.6%
Dena Co. Ltd.	213	6,613
Dentsu, Inc.	400	11,635
Gree, Inc.	200	6,715
Jupiter Telecommunications Co. Ltd.	5	4,860
KDDI Corp.	6	39,755
Nippon Telegraph & Telephone Corp.	1,100	54,250
NTT DoCoMo, Inc.	28	49,491
Rakuten, Inc.	16	17,166
Softbank Corp.	1,700	57,417
Yahoo Japan Corp.	32	10,140

		258,042

Consumer, Cyclical — 25.2%
ABC-Mart, Inc.	100	3,718
Aeon Co. Ltd.	1,300	17,764
Aisin Seiki Co. Ltd.	400	12,087
Asics Corp.	600	7,198
Bridgestone Corp.	1,400	32,441
Daiwa House Industry Co. Ltd.	1,000	12,103
Denso Corp.	1,100	31,508
FamilyMart Co. Ltd.	100	3,989
Fast Retailing Co. Ltd.	100	16,228
Fuji Heavy Industries Ltd.	2,000	11,560
Hino Motors Ltd.	1,000	6,150
Hitachi High-Technologies Corp.	300	6,624
Honda Motor Co. Ltd.	3,300	104,723
Isetan Mitsukoshi Holdings Ltd.	1,200	11,747
Isuzu Motors Ltd.	3,000	14,154
ITOCHU Corp.	3,300	33,536
JTEKT Corp.	800	7,890
Lawson, Inc.	200	11,845
Marubeni Corp.	4,000	24,711

	Number of Shares	Value

Consumer, Cyclical (Continued)
Mazda Motor Corp.*	5,000	$9,119
McDonald’s Holdings Co. Japan Ltd.	200	5,366
Mitsubishi Corp.	2,600	53,751
Mitsubishi Motors Corp.*	9,000	10,870
Mitsui & Co. Ltd.	3,300	52,067
NGK Spark Plug Co. Ltd.	1,000	12,754
Nintendo Co. Ltd.	200	30,447
Nissan Motor Co. Ltd.	4,400	40,407
Nitori Holdings Co. Ltd.	150	14,021
Oriental Land Co. Ltd.	100	10,411
Panasonic Corp.	3,900	37,411
Sankyo Co. Ltd.	200	9,997
Sega Sammy Holdings, Inc.	500	10,225
Sekisui House Ltd.	2,000	17,575
Seven & I Holdings Co. Ltd.	1,600	44,672
Sharp Corp.	2,000	20,411
Shimamura Co. Ltd.	100	9,505
Shimano, Inc.	200	9,848
Sony Corp.	1,800	33,169
Stanley Electric Co. Ltd.	300	4,426
Sumitomo Corp.	2,400	32,035
Sumitomo Electric Industries Ltd.	1,600	17,374
Sumitomo Rubber Industries Ltd.	500	5,997
Suzuki Motor Corp.	700	14,905
Teijin Ltd.	3,000	9,180
Toho Co. Ltd.	300	5,147
Toray Industries, Inc.	3,000	22,491
Toyota Industries Corp.	400	11,168
Toyota Motor Corp.	5,800	190,996
Toyota Tsusho Corp.	700	11,779
Yamada Denki Co. Ltd.	180	13,020
Yamaha Motor Co. Ltd.*	600	8,373

		1,148,893

Consumer, Non-cyclical — 11.2%
Ajinomoto Co., Inc.	1,000	11,979
Asahi Group Holdings Ltd.	800	17,757
Astellas Pharma, Inc.	1,000	38,546
Chugai Pharmaceutical Co. Ltd.	700	10,694
Dai Nippon Printing Co. Ltd.	1,000	9,815
Daiichi Sankyo Co. Ltd.	1,500	27,047
Dainippon Sumitomo Pharma Co. Ltd.	600	6,188
Eisai Co. Ltd.	500	19,303
Japan Tobacco, Inc.	11	52,786
Kamigumi Co. Ltd.	1,000	8,195
Kao Corp.	1,000	26,465
Kirin Holdings Co. Ltd.	2,000	24,418
Mitsubishi Tanabe Pharma Corp.	600	9,322
Nippon Meat Packers, Inc.	1,000	12,564
Nisshin Seifun Group, Inc.	500	6,003
Nissin Foods Holdings Co. Ltd.	100	3,844
Ono Pharmaceutical Co. Ltd.	200	10,420
Otsuka Holdings Co. Ltd.	500	13,722
Santen Pharmaceutical Co. Ltd.	300	11,317
Secom Co. Ltd.	500	22,550
Shionogi & Co. Ltd.	700	8,235
Shiseido Co. Ltd.	800	14,868

See Notes to Financial Statements.	22

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Japan Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Sysmex Corp.	300	$10,327
Takeda Pharmaceutical Co. Ltd.	1,700	69,826
Terumo Corp.	400	19,485
Toppan Printing Co. Ltd.	2,000	14,746
Tsumura & Co.	200	5,548
Unicharm Corp.	300	14,230
Yakult Honsha Co. Ltd.	400	12,274

		512,474

Energy — 2.0%
Idemitsu Kosan Co. Ltd.	100	10,694
Inpex Corp.	5	33,754
Japan Petroleum Exploration Co.	100	4,106
JX Holdings, Inc.	4,900	31,162
TonenGeneral Sekiyu KK	1,000	11,405

		91,121

Financial — 14.8%
Aozora Bank Ltd.	1,000	2,679
Bank of Kyoto Ltd. (The)	1,000	8,698
Bank of Yokohama Ltd. (The)	3,000	14,313
Chiba Bank Ltd. (The)	2,000	13,045
Credit Saison Co. Ltd.	400	7,325
Dai-ichi Life Insurance Co. Ltd. (The)	20	22,311
Daito Trust Construction Co. Ltd.	200	17,838
Daiwa Securities Group, Inc.	4,000	13,441
Fukuoka Financial Group, Inc.	3,000	12,365
Hachijuni Bank Ltd. (The)	1,000	5,907
Japan Real Estate Investment Corp., REIT	1	8,293
Mitsubishi Estate Co. Ltd.	2,000	33,386
Mitsubishi UFJ Financial Group, Inc.	25,800	113,003
Mitsubishi UFJ Lease & Finance Co. Ltd.	100	3,828
Mitsui Fudosan Co. Ltd.	2,000	32,437
Mizuho Financial Group, Inc.	46,640	61,398
MS&AD Insurance Group Holdings	1,200	23,558
Nippon Building Fund, Inc., Class A REIT	1	9,167
NKSJ Holdings, Inc.	750	14,823
Nomura Holdings, Inc.	7,700	25,576
ORIX Corp.	230	19,406
Resona Holdings, Inc.	4,100	18,364
Shinsei Bank Ltd.	2,000	2,027
Shizuoka Bank Ltd. (The)	1,000	10,367
Sony Financial Holdings, Inc.	600	9,924
Sumitomo Mitsui Financial Group, Inc.	2,900	80,663
Sumitomo Mitsui Trust Holdings, Inc.	7,000	21,449
Sumitomo Realty & Development Co. Ltd.	1,000	19,835
T&D Holdings, Inc.	1,300	12,669
Tokio Marine Holdings, Inc.	1,600	38,890

		676,985

Industrial — 21.0%
Advantest Corp.	600	6,753
Asahi Glass Co. Ltd.	2,000	17,122
Brother Industries Ltd.	800	10,818
Central Japan Railway Co.	2	16,025
Daikin Industries Ltd.	500	14,724
East Japan Railway Co.	700	42,876
Fanuc Corp.	500	82,149

	Number of Shares	Value

Industrial (Continued)
FUJIFILM Holdings Corp.	1,000	$24,271
GS Yuasa Corp.	2,000	11,516
Hamamatsu Photonics KK	200	7,368
Hirose Electric Co. Ltd.	100	9,253
Hitachi Ltd.	8,000	44,391
Hoya Corp.	900	19,169
Ibiden Co. Ltd.	400	9,478
JGC Corp.	1,000	25,204
JS Group Corp.	600	11,379
Kajima Corp.	4,000	12,045
Kawasaki Heavy Industries Ltd.	3,000	7,807
Kawasaki Kisen Kaisha Ltd.	1,000	1,739
Keikyu Corp.	1,000	8,781
Keio Corp.	2,000	13,572
Keyence Corp.	100	25,587
Kintetsu Corp.	4,000	14,843
Komatsu Ltd.	1,700	43,506
Konica Minolta Holdings, Inc.	1,000	7,562
Kubota Corp.	3,000	27,133
Kurita Water Industries Ltd.	400	10,713
Kyocera Corp.	300	26,928
Makita Corp.	300	10,495
Mitsubishi Electric Corp.	4,000	37,866
Mitsubishi Heavy Industries Ltd.	7,000	29,392
Mitsui OSK Lines Ltd.	2,000	6,358
Murata Manufacturing Co. Ltd.	400	23,704
NEC Corp.*	6,000	12,908
NGK Insulators Ltd.	1,000	10,979
Nidec Corp.	200	18,266
Nikon Corp.	700	16,390
Nippon Electric Glass Co. Ltd.	1,000	10,333
Nippon Express Co. Ltd.	3,000	11,369
Nippon Yusen KK	3,000	6,683
NTN Corp.	2,000	7,947
Odakyu Electric Railway Co. Ltd.	2,000	18,929
Olympus Corp.	500	6,754
Omron Corp.	400	8,565
Rinnai Corp.	100	7,607
SMC Corp.	100	16,609
Sumitomo Heavy Industries Ltd.	2,000	12,227
THK Co. Ltd.	500	10,076
Tobu Railway Co. Ltd.	3,000	15,197
Tokyu Corp.	3,000	14,464
Toshiba Corp.	9,000	41,598
Toyo Seikan Kaisha Ltd.	400	5,574
Ushio, Inc.	300	4,536
West Japan Railway Co.	400	16,512
Yamato Holdings Co. Ltd.	900	14,453
Yaskawa Electric Corp.	1,000	8,592

		957,095

Technology — 5.1%
Canon, Inc.	2,400	107,669
Elpida Memory, Inc.*	800	3,986
Fujitsu Ltd.	4,000	21,287
Itochu Techno-Solutions Corp.	200	8,639
Konami Corp.	200	6,016

See Notes to Financial Statements.	23

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db-X MSCI Japan Currency-Hedged Equity Fund (Continued)

November 30, 2011 (Unaudited)

	Number of Shares	Value

Technology (Continued)
Nomura Research Institute Ltd.	300	$6,620
NTT Data Corp.	4	12,435
Oracle Corp.	100	3,355
Ricoh Co. Ltd.	1,000	9,012
Rohm Co. Ltd.	200	9,581
Seiko Epson Corp.	300	4,200
Sumco Corp.*	300	2,543
TDK Corp.	300	15,329
Tokyo Electron Ltd.	400	21,887

		232,559

Utilities — 3.8%
Chubu Electric Power Co., Inc.	1,500	28,557
Chugoku Electric Power Co., Inc. (The)	800	13,710
Electric Power Development Co. Ltd.	500	12,617
Hokuriku Electric Power Co.	700	12,597
Kansai Electric Power Co., Inc. (The)	1,600	23,967
Kyushu Electric Power Co., Inc.	900	12,490
Osaka Gas Co. Ltd.	4,000	15,260
Shikoku Electric Power Co., Inc.	600	16,795
Tohoku Electric Power Co., Inc.	1,000	10,416
Tokyo Gas Co. Ltd.	6,000	25,737

		172,146

TOTAL COMMON STOCKS (Cost $4,677,327)		4,351,787

TOTAL INVESTMENTS — 95.3% (Cost $4,677,327)		$4,351,787
Other assets less liabilities — 4.7%		213,056

NET ASSETS — 100.0%		$4,564,843

As of November 30, 2011, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation
TOPIX Index Futures	2	$187,597	12/8/2011	$(4,332)

As of November 30, 2011, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
The Bank of New York Mellon	12/5/2011	JPY	342,765,000	USD	4,398,201	$(21,815)
The Bank of New York Mellon	1/5/2012	JPY	331,776,000	USD	4,277,498	(4,426)
The Bank of New York Mellon	1/5/2012	USD	4,398,201	JPY	341,427,947	4,574

						$(21,667)

Currency Abbreviations

JPY – Japanese Yen

USD – U.S. Dollar

* Non-Income producing securities.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	24

This Page is Intentionally Left Blank

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2011 (Unaudited)

	db-X MSCI Brazil Currency-Hedged Equity Fund	db-X MSCI Canada Currency-Hedged Equity Fund	db-X MSCI EAFE Currency-Hedged Equity Fund
Assets
Investments at fair value	$4,214,632	$4,360,858	$30,354,780
Investment in Affiliates at fair value (See Note 5)	—	—	111,281
Cash	18	118,490	947,329
Cash held at broker	—	27,500	161,145
Foreign currency at value	29,917	7,701	34,416
Unrealized appreciation on forward foreign currency contracts	248,701	132,833	919,773
Receivables:
Dividends	2,631	6,035	79,210
Investment securities sold	—	68,637	85,325
Foreign tax reclaim	—	—	169
Prepaid expenses	8,475	8,968	16,257

Total Assets	$4,504,374	$4,731,022	$32,709,685

Liabilities
Unrealized depreciation on futures contracts	$—	$1,426	$5,435
Unrealized depreciation on forward foreign currency contracts	38,033	14,927	94,926
Foreign currency due to broker at value	—	8,903	—
Payables:
Investment advisory fees	2,212	1,898	8,805
Investment securities purchased	—	47,503	1,133,653
Accrued expenses and other liabilities	—	—	—

Total Liabilities	40,245	74,657	1,242,819

Net Assets	$4,464,129	$4,656,365	$31,466,866

Net Assets Consist of
Paid-in capital	$5,030,826	$5,020,806	$31,542,620
Undistributed net investment income	55,755	23,963	100,023
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(57,242)	(7,933)	(262,129)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(565,210)	(380,471)	86,352

Net Assets	$4,464,129	$4,656,365	$31,466,866

Number of Common Shares outstanding[1]	200,800	200,800	1,400,800

Net Asset Value	$22.23	$23.19	$22.46

Investments at cost	$4,989,687	$4,858,288	$31,083,445
Investments in Affiliates at cost	$—	$—	$115,237
Foreign currency at cost	$30,709	$7,592	$34,629
Foreign currency due to broker at cost	$—	$9,240	$—

[1]	Unlimited Common Shares of par value $0.0001 have been authorized.

See Notes to Financial Statements.	26

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

November 30, 2011 (Unaudited)

	db-X MSCI Emerging Markets Currency-Hedged Equity Fund	db-X MSCI Japan Currency-Hedged Equity Fund
Assets
Investments at fair value	$4,316,962	$4,351,787
Cash	170,806	175,324
Cash held at broker	48,789	28,000
Foreign currency at value	27,450	15,328
Unrealized appreciation on forward foreign currency contracts	139,600	4,574
Receivables:
Dividends	1,542	27,980
Investment securities sold	4,385	—
Prepaid expenses	8,676	9,115

Total Assets	$4,718,210	$4,612,108

Liabilities
Unrealized depreciation on futures contracts	$750	$4,332
Unrealized depreciation on forward foreign currency contracts	13,703	26,241
Foreign currency due to broker at value	—	14,864
Payables:
Investment advisory fees	2,387	1,828
Investment securities purchased	156,039	—
Accrued expenses and other liabilities	734	—

Total Liabilities	173,613	47,265

Net Assets	$4,544,597	$4,564,843

Net Assets Consist of
Paid-in capital	$5,040,567	$5,022,636
Undistributed net investment income	22,891	21,951
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	41,637	(127,903)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(560,498)	(351,841)

Net Assets	$4,544,597	$4,564,843

Number of Common Shares outstanding[1]	200,800	200,800

Net Asset Value	$22.63	$22.73

Investments at cost	$5,002,197	$4,677,327
Foreign currency at cost	$27,859	$15,329
Foreign currency due to broker at cost	$—	$14,919

[1]	Unlimited Common Shares of par value $0.0001 have been authorized.

See Notes to Financial Statements.	27

DBX ETF Trust

STATEMENTS OF OPERATIONS

For the Period June 9, 20111 to November 30, 2011 (Unaudited)

	db-X MSCI Brazil Currency-Hedged Equity Fund	db-X MSCI Canada Currency-Hedged Equity Fund	db-X MSCI EAFE Currency-Hedged Equity Fund
Investment Income
Dividends*	$82,130	$48,653	$131,240

Total investment income	82,130	48,653	131,240

Expenses
Trustees	13,422	13,422	13,422
Advisory	12,953	11,268	17,795

Total Expenses	26,375	24,690	31,217

Net Investment Income	55,755	23,963	100,023

Realized and Unrealized Gain (Loss) on Investments, Futures and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	(71,698)	(43,329)	(2,971)
Futures contracts	—	(9,294)	(19,765)
Foreign currency transactions	14,456	44,690	(239,393)

Net realized gain (loss)	(57,242)	(7,933)	(262,129)
Net unrealized appreciation (depreciation) of:
Investments	(775,055)	(497,430)	(732,621)
Futures contracts	—	(1,426)	(5,435)
Foreign currency translations	209,845	118,385	824,408

Net unrealized appreciation (depreciation)	(565,210)	(380,471)	86,352

Net loss on investments, futures and foreign currency transactions	(622,452)	(388,404)	(175,777)

Net Decrease in Net Assets from Operations	$(566,697)	$(364,441)	$(75,754)

* Foreign taxes withheld	$—	$8,588	$9,833

[1]	Commencement of investment operations.

See Notes to Financial Statements.	28

DBX ETF Trust

STATEMENTS OF OPERATIONS (Continued)

For the Period June 9, 20111 to November 30, 2011 (Unaudited)

	db-X MSCI Emerging Markets Currency-Hedged Equity Fund	db-X MSCI Japan Currency-Hedged Equity Fund
Investment Income
Dividends*	$50,451	$46,715

Total investment income	50,451	46,715

Expenses
Trustees	13,422	13,422
Advisory	14,138	11,342

Total Expenses	27,560	24,764

Net Investment Income	22,891	21,951

Realized and Unrealized Gain (Loss) on Investments, Futures and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	(74,315)	22,365
Futures contracts	(36,145)	(15,350)
Foreign currency transactions	152,097	(134,918)

Net realized gain (loss)	41,637	(127,903)
Net unrealized appreciation (depreciation) of:
Investments	(685,235)	(325,540)
Futures contracts	(750)	(4,332)
Foreign currency translations	125,487	(21,969)

Net unrealized appreciation (depreciation)	(560,498)	(351,841)

Net loss on investments, futures and foreign currency transactions	(518,861)	(479,744)

Net Decrease in Net Assets from Operations	$(495,970)	$(457,793)

* Foreign taxes withheld	$6,050	$3,519

[1]	Commencement of investment operations.

See Notes to Financial Statements.	29

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS

For the Period June 9, 20111 to November 30, 2011 (Unaudited)

	db-X MSCI Brazil Currency-Hedged Equity Fund	db-X MSCI Canada Currency-Hedged Equity Fund	db-X MSCI EAFE Currency-Hedged Equity Fund
Increase (Decrease) in Net Assets from Operations
Net investment income	$55,755	$23,963	$100,023
Net realized gain (loss) on investments, futures and foreign currency transactions	(57,242)	(7,933)	(262,129)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(565,210)	(380,471)	86,352

Net decrease in net assets from operations	(566,697)	(364,441)	(75,754)

Fund Shares Transactions
Proceeds from shares sold	5,030,826	5,020,806	31,542,620

Total increase in Net Assets	4,464,129	4,656,365	31,466,866

Net Assets
Beginning of period	—	—	—

End of period	$4,464,129	$4,656,365	$31,466,866

Undistributed net investment income	$55,755	$23,963	$100,023

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—	—
Shares sold	200,800	200,800	1,400,800
Shares redeemed	—	—	—

Shares outstanding, end of period	200,800	200,800	1,400,800

[1]	Commencement of investment operations.

See Notes to Financial Statements.	30

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Period June 9, 20111 to November 30, 2011 (Unaudited)

	db-X MSCI Emerging Markets Currency-Hedged Equity Fund	db-X MSCI Japan Currency-Hedged Equity Fund
Increase (Decrease) in Net Assets from Operations
Net investment income	$22,891	$21,951
Net realized gain (loss) on investments, futures and foreign currency transactions	41,637	(127,903)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(560,498)	(351,841)

Net decrease in net assets from operations	(495,970)	(457,793)

Fund Shares Transactions
Proceeds from shares sold	5,040,567	5,022,636

Total increase in Net Assets	4,544,597	4,564,843

Net Assets
Beginning of period	—	—

End of period	$4,544,597	$4,564,843

Undistributed net investment income	$22,891	$21,951

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—
Shares sold	200,800	200,800
Shares redeemed	—	—

Shares outstanding, end of period	200,800	200,800

[1]	Commencement of investment operations.

See Notes to Financial Statements.	31

DBX ETF Trust

FINANCIAL HIGHLIGHTS

For a Share outstanding

db-X MSCI Brazil Currency-Hedged Equity Fund	For the Period June 9, 2011* to November 30, 2011 (Unaudited)
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.28
Net realized and unrealized gain (loss) on investments and foreign currency transactions**	(3.05)

Net increase (decrease) in net asset value from operations	(2.77)

Net Asset Value, end of period	$22.23

Total Return
Total investment return based on net asset value***	(11.08)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,464
Ratios to average net assets:
Expenses	1.22%†
Net investment income	2.58%†
Portfolio turnover rate††	15%

db-X MSCI Canada Currency-Hedged Equity Fund	For the Period June 9, 2011* to November 30, 2011 (Unaudited)
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.12
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions**	(1.93)

Net increase (decrease) in net asset value from operations	(1.81)

Net Asset Value, end of period	$23.19

Total Return
Total investment return based on net asset value***	(7.24)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,656
Ratios to average net assets:
Expenses	1.10%†
Net investment income	1.06%†
Portfolio turnover rate††	9%

*	Commencement of investment operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	32

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding
db-X MSCI EAFE Currency-Hedged Equity Fund	For the Period June 9, 2011* to November 30, 2011 (Unaudited)
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.21
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions**	(2.75)

Net increase (decrease) in net asset value from operations	(2.54)

Net Asset Value, end of period	$22.46

Total Return
Total investment return based on net asset value***	(10.16)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$31,467
Ratios to average net assets:
Expenses	0.61%†
Net investment income	1.97%†
Portfolio turnover rate††	10%

db-X MSCI Emerging Markets Currency-Hedged Equity Fund	For the Period June 9, 2011* to November 30, 2011 (Unaudited)
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions**	(2.48)

Net increase (decrease) in net asset value from operations	(2.37)

Net Asset Value, end of period	$22.63

Total Return
Total investment return based on net asset value***	(9.48)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,545
Ratios to average net assets:
Expenses	1.27%†
Net investment income	1.05%†
Portfolio turnover rate††	8%

*	Commencement of investment operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	33

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding

db-X MSCI Japan Currency-Hedged Equity Fund	For the Period June 9, 2011* to November 30, 2011 (Unaudited)
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.11
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions**	(2.38)

Net increase (decrease) in net asset value from operations	(2.27)

Net Asset Value, end of period	$22.73

Total Return
Total investment return based on net asset value***	(9.08)%

Ratios/Supplemental Data
Net Assets, end of period (000’s omitted)	$4,565
Ratios to average net assets:
Expenses	1.09%†
Net investment income	0.97%†
Portfolio turnover rate††	9%

*	Commencement of investment operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year are not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	34

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization

DBX ETF Trust (the “Trust”) was organized as a Delaware statutory trust on October 7, 2010 and commenced operations on June 9, 2011, and is registered under the Investment Company Act of 1940, as amended (the “Act”).

As of November 30, 2011, there were five (5) series of exchange-traded funds (“ETF”) (each, a “Fund,” and collectively, the “Funds,” or “db-X MSCI Funds”) in operation and trading:

db-X MSCI Brazil Currency-Hedged Equity Fund	“db-X MSCI Brazil Fund”
db-X MSCI Canada Currency-Hedged Equity Fund	“db-X MSCI Canada Fund”
db-X MSCI EAFE Currency-Hedged Equity Fund	“db-X MSCI EAFE Fund”
db-X MSCI Emerging Markets Currency-Hedged Equity Fund	“db-X MSCI Emerging Markets Fund”
db-X MSCI Japan Currency-Hedged Equity Fund	“db-X MSCI Japan Fund”

DBX Advisors LLC (“DBX” or the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares, known as db-X MSCI Shares, that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 200,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). MSCI is the creator of each Underlying Index. Each Underlying Index is comprised of securities listed in countries in the MSCI Global Index Series. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

The underlying indices for the db-X MSCI Funds are:

Fund	Underlying Index
db-X MSCI Brazil Fund	MSCI Brazil US Dollar Hedged Index
db-X MSCI Canada Fund	MSCI Canada US Dollar Hedged Index
db-X MSCI EAFE Fund	MSCI EAFE US Dollar Hedged Index
db-X MSCI Emerging Markets Fund	MSCI EM US Dollar Hedged Index
db-X MSCI Japan Fund	MSCI Japan US Dollar Hedged Index

The MSCI Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI and DBX. There is no charge to the Funds in connection with these licensing agreements.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Investments are valued at fair value. Any assets or securities for which market quotations are not readily available are valued at fair-value in accordance with procedures

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

adopted by the Board of Trustees. The Board of Trustees has delegated to the Advisor the responsibility to exercise oversight in the administration of these procedures.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Funds may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means

•	Level 3 — significant unobservable inputs (including a Fund’s own assumption in determining the fair value of investments)

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. However, the determination of what constitutes an “observable” input may require significant judgment by the Funds. The Funds consider observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Level 1 investments consist of active listed equities.

Level 2 investments generally include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Level 3 investments may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange and less liquid corporate debt securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of investments classified as Level 3 may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 securities may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 securities does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
db-X MSCI Brazil Fund
Investments in Securities
Common Stocks	$1,942,622	$—	$—	$1,942,622
Preferred Stocks	2,272,010	—	—	2,272,010
Other Financial Instruments
Forward Foreign Currency Contracts	—	210,668	—	210,668

Total Investments	$4,214,632	$210,668	$—	$4,425,300

db-X MSCI Canada Fund
Investments in Securities
Common Stocks	$4,360,858	$—	$—	$4,360,858
Other Financial Instruments
Forward Foreign Currency Contracts	—	117,906	—	117,906
Futures Contracts	(1,426)	—	—	(1,426)

Total Investments	$4,359,432	$117,906	$—	$4,477,338

db-X MSCI EAFE Fund
Investments in Securities
Common Stocks
Australia	$—	$2,310,826	$—	$2,310,826
Austria	—	127,796	—	127,796
Belgium	—	278,735	—	278,735
Denmark	—	385,681	—	385,681
Finland	—	237,670	—	237,670
France	14,445	2,947,890	—	2,962,335
Germany	—	2,609,914	—	2,609,914
Greece	—	38,051	—	38,051
Hong Kong	—	1,096,752	—	1,096,752
Ireland	—	272,408	—	272,408
Israel	118,494	26,153	—	144,647
Italy	—	627,609	—	627,609
Japan	74,590	6,317,157	—	6,391,747
Netherlands	—	1,534,032	—	1,534,032
New Zealand	—	14,679	—	14,679
Norway	—	317,296	—	317,296
Portugal	—	60,570	—	60,570

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	Level 1	Level 2	Level 3	Total
Singapore	$—	$922,202	$—	$922,202
Spain	13,161	1,009,608	—	1,022,769
Sweden	—	742,959	—	742,959
Switzerland	—	2,890,886	—	2,890,886
United Kingdom	—	5,287,205	—	5,287,205
Preferred Stocks
Germany	—	189,292	—	189,292
Other Financial Instruments
Forward Foreign Currency Contracts	—	824,847	—	824,847
Futures Contracts	(5,435)	—	—	(5,435)

Total Investments	$215,255	$31,070,218	$—	$31,285,473

db-X MSCI Emerging Markets Fund
Investments in Securities
Common Stocks
Brazil	$282,644	$—	$—	$282,644
Chile	79,556	—	—	79,556
China	—	773,445	—	773,445
Colombia	36,396	—	—	36,396
Czech Republic	—	9,989	—	9,989
Egypt	—	8,146	—	8,146
Hungary	—	11,008	—	11,008
India	177,388	109,476	—	286,864
Indonesia	—	159,651	—	159,651
Malaysia	—	142,832	—	142,832
Mexico	187,019	—	—	187,019
Peru	35,059	—	—	35,059
Philippines	—	28,478	—	28,478
Poland	—	60,702	—	60,702
Russia	43,110	248,013	—	291,123
South Africa	343,029	—	—	343,029
South Korea	19,008	589,781	—	608,789
Taiwan	372,971	114,169	—	487,140
Thailand	5,129	78,793	—	83,922
Turkey	—	53,276	—	53,276
Preferred Stocks
Brazil	333,745	—	—	333,745
South Korea	—	13,940	—	13,940
Rights
South Korea	—	209	—	209
Other Financial Instruments
Forward Foreign Currency Contracts	—	125,897	—	125,897
Futures Contracts	(750)	—	—	(750)

Total Investments	$1,914,304	$2,527,805	$—	$4,442,109

db-X MSCI Japan Fund
Investments in Securities
Common Stocks	$5,366	$4,346,421	$—	$4,351,787
Other Financial Instruments
Forward Foreign Currency Contracts	—	(21,667)	—	(21,667)
Futures Contracts	(4,332)	—	—	(4,332)

Total Investments	$1,034	$4,324,754	$—	$4,325,788

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

In May 2011, the FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Advisor is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the lives of the respective securities.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors semi-annually. Each Fund distributes any net capital gains annually.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of November 30, 2011, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Foreign Currency Translation    The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using an exchange rate deemed appropriate by the investment advisor. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translations” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) from foreign currency related transactions” on the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Forward Currency Contracts    Each Fund may enter into forward currency contracts designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

The db-X MSCI Brazil Fund, db-X MSCI Canada Fund and db-X MSCI Japan Fund each invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against the Brazilian real, Canadian dollar and the Japanese yen, respectively. Similarly, the db-X MSCI EAFE Fund and db-X MSCI Emerging Markets Fund invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

Futures Contracts and Options    Each Fund may enter into futures contracts and options. These futures contracts and options will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts and options that are traded on a U.S. or non-U.S. exchange. No Fund will use futures or options for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Each Fund may enter into futures contracts to purchase securities indexes when the Adviser and/or Sub-Adviser anticipate purchasing the underlying securities and believe prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Derivatives    The fair value of derivative instruments as of November 30, 2011 by risk category:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
db-X MSCI Brazil Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	248,701	Unrealized depreciation on forward currency contracts	38,033

Total		$248,701		$38,033

db-X MSCI Canada Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$1,426
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	132,833	Unrealized depreciation on forward currency contracts	14,927

Total		$132,833		$16,353

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
db-X MSCI EAFE Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$5,435
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	919,773	Unrealized depreciation on forward currency contracts	94,926

Total		$919,773		$100,361

db-X MSCI Emerging Markets Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$750
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	139,600	Unrealized depreciation on forward currency contracts	13,703

Total		$139,600		$14,453

db-X MSCI Japan Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$4,332
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4,574	Unrealized depreciation on forward currency contracts	26,241

Total		$4,574		$30,573

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

The effects of derivative instruments on the Statement of Operations for the period ended November 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivative Type	Futures Contracts	Forward Foreign Currency Contracts	Total
db-X MSCI Brazil Fund
	Foreign exchange contracts	$—	$18,254	$18,254

	Total	$—	$18,254	$18,254

db-X MSCI Canada Fund
	Equity contracts	$9,294	$—	$9,294
	Foreign exchange contracts	—	63,824	63,824

	Total	$9,294	$63,824	$73,118

db-X MSCI EAFE Fund
	Equity contracts	$19,765	$—	$19,765
	Foreign exchange contracts	—	(259,902)	(259,902)

	Total	$19,765	$(259,902)	$(240,137)

db-X MSCI Emerging Markets Fund
	Equity contracts	$(36,145)	$—	$(36,145)
	Foreign exchange contracts	—	151,063	151,063

	Total	$(36,145)	$151,063	$114,918

db-X MSCI Japan Fund
	Equity contracts	$(15,350)	$—	$(15,350)
	Foreign exchange contracts	—	(153,524)	(153,524)

	Total	$(15,350)	$(153,524)	$(168,874)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Derivative Type	Futures Contracts	Forward Foreign Currency Contracts	Total
db-X MSCI Brazil Fund
	Foreign exchange contracts	$—	$210,668	$210,668

	Total	$—	$210,668	$210,668

db-X MSCI Canada Fund
	Equity contracts	$(1,426)	$—	$(1,426)
	Foreign exchange contracts	—	117,906	117,906

	Total	$(1,426)	$117,906	$116,480

db-X MSCI EAFE Fund
	Equity contracts	$(5,435)	$—	$(5,435)
	Foreign exchange contracts	—	824,847	824,847

	Total	$(5,435)	$824,847	$819,412

db-X MSCI Emerging Markets Fund
	Equity contracts	$(750)	$—	$(750)
	Foreign exchange contracts	—	125,897	125,897

	Total	$(750)	$125,897	$125,147

db-X MSCI Japan Fund
	Equity contracts	$(4,332)	$—	$(4,332)
	Foreign exchange contracts	—	(21,667)	(21,667)

	Total	$(4,332)	$(21,667)	$(25,999)

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

For the period June 9, 2011 to November 30, 2011 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Market Value)
db-X MSCI Brazil Fund	$—	$4,496,462
db-X MSCI Canada Fund	166,484	3,885,816
db-X MSCI EAFE Fund	623,130	13,182,275
db-X MSCI Emerging Markets Fund	245,513	4,478,902
db-X MSCI Japan Fund	107,559	2,799,380

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Fund’s Board of Trustees. Under an investment advisory agreement between the Company, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

For its investment advisory services to each Fund, the Adviser is entitled to receive a unitary management fee from each Fund at an annual rate equal to 0.65% (with respect to db-X MSCI Emerging Markets Fund), 0.35% (with respect to db-X MSCI EAFE Fund), 0.60% (with respect to db-X MSCI Brazil Fund), 0.50% (with respect to db-X MSCI Canada Fund) and 0.50% (with respect db-X MSCI Japan Fund) of its average daily net assets. Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the payments to the Sub-Adviser, the cost of transfer agency, custody, fund administration, legal, audit and other services. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, expenses of the Disinterested Trustees and extraordinary expenses.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to the Funds (“Sub-Advisor”). TDAM is a direct, wholly-owned subsidiary of The Toronto-Dominion Bank. The Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Trustees. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time.

The Advisor pays TDAM, out of its own resources, a fee based on a percentage of the average daily net assets of each Fund as set forth below:

db-X MSCI Brazil Fund

•	20 basis points (0.20%) of the first $100 million in daily net assets; and
•	12 basis points (0.12%) of the next $400 million in daily net assets; and
•	6 basis points (0.06%) of the daily net assets in excess of $500 million.

db-X MSCI Canada Fund

•	15 basis points (0.15%) of the first $100 million in daily net assets; and
•	7 basis points (0.07%) of the next $400 million in daily net assets; and
•	4 basis points (0.04%) of the daily net assets in excess of $500 million.

db-X MSCI EAFE Fund

•	12 basis points (0.12%) of the first $100 million in daily net assets; and
•	8 basis points (0.08%) of the next $400 million in daily net assets; and
•	4 basis points (0.04%) of the daily net assets in excess of $500 million.

db-X MSCI Emerging Markets Fund

•	20 basis points (0.20%) of the first $100 million in daily net assets; and
•	15 basis points (0.15%) of the next $400 million in daily net assets; and
•	6 basis points (0.06%) of the daily net assets in excess of $500 million.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

db-X MSCI Japan Fund

•	15 basis points (0.15%) of the first $100 million in daily net assets; and
•	7 basis points (0.07%) of the next $400 million in daily net assets; and
•	4 basis points (0.04%) of the daily net assets in excess of $500 million.

The total aggregate fees paid by the Adviser to the Sub-Adviser will be at least $300,000 per year.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, of whom three are Independent Trustees. The Trust pays each Independent Trustee an annual fee of $25,000, plus a fee of $2,500 per meeting attended in-person or $1,500 per meeting attended telephonically. Each Independent Trustee also receives $1,500 per Audit Committee meeting. The Audit Committee Chairman receives $2,000 as an annual retainer fee. The Trust reimburses each Trustee for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Trustees’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets.

4. Federal Income Taxes

As of November 30, 2011, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
db-X MSCI Brazil Fund	$4,989,687	$51,028	$(826,083)	$(775,055)
db-X MSCI Canada Fund	4,858,288	109,184	(606,614)	(497,430)
db-X MSCI EAFE Fund	31,198,682	411,412	(1,144,033)	(732,621)
db-X MSCI Emerging Markets Fund	5,002,197	96,619	(781,854)	(685,235)
db-X MSCI Japan Fund	4,677,327	104,416	(429,956)	(325,540)

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG Securities for the period June 9, 2011 to November 30, 2011.

	Fair Value 6/9/2011	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain	Fair Value 11/30/2011	Interest Income
db-X MSCI EAFE Fund
Deutsche Bank AG (Common Stock)	$—	$115,237	$—	$(3,956)	$—	$111,281	$—

6. Investment Portfolio Transactions

For the period June 9, 2011 to November 30, 2011, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
db-X MSCI Brazil Fund	$5,728,641	$667,256
db-X MSCI Canada Fund	5,334,455	432,838
db-X MSCI EAFE Fund	32,450,350	1,248,698
db-X MSCI Emerging Markets Fund	5,414,503	337,990
db-X MSCI Japan Fund	5,059,861	404,899

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

For the period June 9, 2011 to November 30, 2011, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
db-X MSCI EAFE Fund	$25,727,245	$—

7. Fund Share Transactions

As of November 30, 2011, there were unlimited Fund shares of $0.0001 par value authorized by the Company. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

9. Subsequent Events

The Trust evaluated the need for disclosure and/or adjustment resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment.

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY CONTRACTS (unaudited)

At an organizational meeting on January 31, 2011, the Board of Trustees of DBX ETF Trust, including the Independent Trustees (those not affiliated with the Trust or its service providers), unanimously approved the Investment Advisory Agreement and Sub-Advisory Agreement (together, the “Agreements”), on behalf each of the Trust’s five (5) underlying portfolios (each, a “Fund”, and together, the “Funds”).

In reaching this decision with respect to the Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders; (2) the Adviser’s financial resources and its resulting ability to perform its obligations under the Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by the Adviser from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the fund shareholders would benefit from those economies.

In reaching this decision with respect to the Sub-Advisory Agreement, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Funds and their shareholders (including the investment performance of TDAM’s index fund clients); (2) the performance of TDAM with respect to its management of index funds generally, as well as TDAM’s financial resources and its resulting ability to perform its obligations under the Sub-Advisory Agreement; (3) the competitiveness of the sub-advisory fee; (4) the total cost of the services to be provided by and the profits that could be realized by TDAM from its relationship with the Funds; and (5) the extent to which economies of scale would be realized as the Funds grow, and if the fund shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Trust counsel and through the exercise of its business judgment, that approval of the Agreements and the compensation to be received thereunder is consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered and reviewed materials distributed in advance of the meeting that provided a range of information on a variety of factors, including, among other things: (i) information about the duties and responsibilities of the board in connection with its review and consideration of the Agreements; and (ii) and performance and expense ratio information in comparison to peer registered investment companies (collectively, the “15(c) materials”). This information formed the primary, but not exclusive, basis for the Board’s determinations.

The Board considered the following in determining whether to approve the Agreements:

(i)	Nature, Extent and Quality of Services.

In considering the nature, extent and quality of services that the Adviser proposed to provide to the Funds, the Board reviewed in detail the nature, extent and quality of services to be provided by the Adviser under the Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board considered that the Adviser provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Adviser pays for the compensation of officers of the Trust who are also officers or employees of the Adviser, except as may otherwise be determined by the Board. The Board also considered that the Adviser would arrange for the provision of, transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operation.

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Adviser under the Advisory Agreement were reasonable and appropriate in relation to the fees to be paid to the Adviser, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee would be used to compensate the Funds’ service providers. The Board considered the staffing of the Adviser, including the training, qualifications and experience of investment personnel in managing index funds. The Board also considered the expertise of the Adviser in supervising third party service providers to the Funds, such as the administrator and custodian. The Board further considered the compliance program of the Adviser which supports the Funds’ compliance program.

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY CONTRACTS (unaudited) (continued)

(ii)	Adviser’s Financial Resources.

In connection with the assessment of the ability of the Adviser to perform its duties under the Advisory Agreement, the Board considered the Adviser’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement.

(iii)	Competitiveness of Advisory Fee.

The Board considered the competitiveness of the Funds’ fees to other exchange-traded funds (ETFs), and noted that each Fund’s fees were equal to or lower than a peer ETF offered by iShares Trust. The Board noted that the proposed fee for each Fund was a unitary fee pursuant to which the Adviser would pay all of each Fund’s costs (subject to certain exceptions). The Board also noted that, in contrast to other ETFs comparable to the Funds, the Funds offered a currency hedging component. Based on its review, the Board concluded that the advisory fees were reasonable in light of the services provided.

(iv)	Costs of Services and Profitability.

The Board considered the expenses of the Adviser in developing and rendering services to the Funds, and the likelihood and level of profits in the early years of the Funds’ operations. The Board considered the asset levels at which the Adviser expected to “break-even” with respect to its operation of the Funds, and noted that since the fee paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement contained breakpoints, the Adviser could experience increased profitability as each Fund’s assets increased. The Board considered that there were no material fall-out benefits likely to accrue to the Adviser related to the operation of the Funds, and no affiliates of the Adviser had a contractual relationship with the Trust. The Board noted that the Adviser was taking on considerable entrepreneurial risk.

Given the costs of the services provided by and the profits that could be realized by the Adviser in connection with the management of the Funds, the Board determined that the amount of potential profit was fair.

(v)	Economies of Scale.

The Board noted that since each Fund’s fee was a unitary fee, the Funds would not experience economies of scale as a result of asset growth.

The Board considered the following in determining whether to approve the Sub-Advisory Agreement:

(i)	Nature, Extent and Quality of Services Provided by TDAM.

In considering the nature, extent and quality of services that TDAM proposed to provide to the Funds, the Board reviewed presentations it had received from TDAM at the January 31, 2011 Organizational Meeting, relating to the staffing, management, organizational structure and investment philosophy and processes of TDAM. The Board specifically reviewed in detail the nature, extent and quality of services to be provided by TDAM under the Sub-Advisory Agreement. The Board noted that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities.

The Board also considered TDAM’s operational capabilities and resources, and its experience in serving as an investment sub-adviser to other funds (including certain other index-based ETFs advised by the Adviser). The Board considered the professional experience and qualifications of TDAM’s senior management and key professional personnel, as well as TDAM’s depth and breadth of experience in managing investment portfolios consisting of U.S. and non-U.S. equity securities. The Board gave special consideration to TDAM’s experience and capabilities in implementing currency hedging strategies, and their techniques for implementing such strategies while minimizing index tracking error. In addition, the Board considered TDAM’s operational capabilities and resources, and TDAM’s experience in managing index funds covering various asset classes. The Board noted that TDAM manages its index-based portfolios using both full replication and sampling techniques and maintains strict discipline in the implementation of its indexing strategies. To that end, the Board noted that when there are changes to a benchmark index, TDAM closely monitors any such changes to devise strategies to realign its portfolios at the lowest possible cost while tracking the respective benchmark index. The Board also noted TDAM’s processes to minimize the cost of trading.

DBX ETF Trust

BOARD CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY CONTRACTS (unaudited) (continued)

The Board evaluated these factors in consultation with Fund counsel. Based on its review, the Board concluded that the proposed nature, extent, and quality of services to be provided by TDAM, in view of the Funds under the Sub-Advisory Agreement were reasonable and appropriate in relation to the fees to be paid to TDAM, taking special consideration of the fact that the fees to be paid to TDAM were payable by the Adviser and not the Funds.

(ii)	Performance of TDAM; TDAM’s Financial Resources.

The Board noted that the Funds had not yet commenced operations and thus had no performance history, but the Board considered TDAM’s performance in managing other index-based portfolios and its record at minimizing tracking error for such portfolios. The Board concluded that TDAM had generally been able to keep any such tracking error within acceptable ranges.

The Board also considered TDAM’s financial condition and whether it had the resources necessary to carry out its functions. The Board concluded that TDAM had the financial resources necessary to perform its obligations under the Sub-Advisory Agreement.

(iii)	Competitiveness of Sub-Advisory Fee.

The Board noted that the fee to be paid to TDAM in respect of each Fund would be paid by the Adviser and not the Fund. The Board further noted that the proposed fee for each Fund was a unitary fee pursuant to which the Adviser would pay all of each Fund’s costs (subject to certain exceptions), and thus was not directly affected by the amount of the sub-advisory fee paid to TDAM. Based on its review, the Board concluded that the sub-advisory fees were reasonable in light of the services provided.

(iv)	Costs of Services and Profitability.

The Board considered the asset levels at which TDAM expected to “break-even” with respect to its operation of the Funds, and further noted that the fee paid by the Adviser to the TDAM under the Sub-Advisory Agreement contained breakpoints.

The Board also considered whether TDAM would benefit in other ways from its relationship with the Funds. The Board discussed TDAM’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds and the brokers’ and dealers’ provision of brokerage services to TDAM. The Board discussed the potential benefits TDAM derives from the Funds’ soft dollar arrangements, whereby brokers provide brokerage services to the Funds or TDAM in return for allocating fund brokerage.

Given the costs of the services provided by and the profits that could be realized by TDAM in connection with the management of the Funds, the Board determined that the amount of potential profit was fair.

(v)	Economies of Scale.

The Board noted that since each Fund’s fee was a unitary fee, the Funds would not experience economies of scale as a result of asset growth.

Given all the information available to it and considering all material factors, the Board concluded that the Sub-Advisory Agreement was fair and reasonable and it was unanimously approved.

DBX ETF Trust

ADDITIONAL INFORMATION (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2011 on Form N-PX) is available without charge, upon request, (i) by calling 877-369-4617; (ii) on the Company’s website at www.dbxetf.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 877-369-4617. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxetf.com.

DBX ETF Trust

This report is intended for the shareholders of the db-X ETF Trust. It may not be distributed to prospective Investors unless it is preceded or accompanied by the current prospectus.

An Investor should consider the fund’s investment objective, risks, charges and expenses carefully before investing. For this and more complete information about the fund call 855-329-3837 or visit the website www.dbxetf.com. Please read the prospectus carefully before investing.

There are risks involved with investing in exchange-traded funds including possible loss of money. db-X ETF Trust Funds are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment.

Investing involves risk, including possible loss of principal. Investing in funds that invest in specific countries or geographic regions may be more volatile than investing in broadly diversified funds. Securities focusing on a single country may be subject to higher volatility.

In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume.

Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk which can be volatile and may be less liquid than other securities and the effect of varied economic conditions.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

db-X ETF Trust Funds are distributed by ALPS Distributors, Inc., member of FINRA, which is neither affiliated with db-X ETF Trust or any other affiliate, nor is it affiliated with The Bank of New York Mellon, or TDAM USA Inc.

MSCI and MSCI Index are servicemarks of MSCI Inc. and have been licensed for use by Deutsche Bank AG. db-X Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. Nor does this company make any representation regarding the advisability of investing in db-X Funds. Index data source: MSCI Inc.

DBX ETF Trust

INVESTMENT ADVISOR

DBX Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Items 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

(a)	The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 302CERT.

(b) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DBX ETF Trust

By:	/s/ Alex Depetris

Name:	Alex Depetris

Title:	President and Chief Executive Officer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alex Depetris

Name:	Alex Depetris

Title:	President and Chief Executive Officer

Date:	January 30, 2012

By:	/s/ Michael Gilligan

Name:	Michael Gilligan

Title:	Treasurer, Chief Financial Officer and Controller

Date:	January 30, 2012